THE BOND FUND OF AMERICA, INC.

                                     Part B

                      Statement of Additional Information

                               March 1, 2005

                         (as supplemented April 1, 2005)

This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of The Bond Fund of America (the "fund" or "BFA") dated March 1, 2005. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                         The Bond Fund of America, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employers for details.


                             TABLE OF CONTENTS


Item                                                                  Page no.
----                                                                  --------
Certain investment limitations and guidelines . . . . . . . . . . .        2
Description of certain securities and investment techniques . . . .        3
Fundamental policies and investment restrictions. . . . . . . . . .       10
Management of the fund  . . . . . . . . . . . . . . . . . . . . . .       12
Execution of portfolio transactions . . . . . . . . . . . . . . . .       31
Disclosure of portfolio holdings. . . . . . . . . . . . . . . . . .       31
Price of shares . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Taxes and distributions . . . . . . . . . . . . . . . . . . . . . .       34
Purchase and exchange of shares . . . . . . . . . . . . . . . . . .       39
Sales charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       41
Sales charge reductions and waivers . . . . . . . . . . . . . . . .       42
Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       46
Shareholder account services and privileges . . . . . . . . . . . .       47
General information . . . . . . . . . . . . . . . . . . . . . . . .       49
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       54
Financial statements




                       The Bond Fund of America -- Page 1
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               CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 60% of its assets in debt securities rated A or better by Moody's Investors Service (Moody's) or Standard & Poor's Corporation (S&P) or in unrated securities that are determined to be of equivalent quality at time of purchase, including U.S. government securities, money market instruments or cash.

..    The fund may invest up to 40% of its assets in debt securities rated below
     A by Moody's and S&P or in unrated securities that are determined to be of equivalent quality.

..    The fund may invest up to 35% of its assets in debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities determined to be of equivalent quality. However, it is the fund's current practice not to invest more than 15% of its assets in debt securities rated Ba and BB or below or unrated but determined to be of equivalent quality.

..    The fund may invest up to 10% of its assets in preferred stocks.

..    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

..    While the fund may not make direct purchases of common stocks or warrants or rights to acquire common stocks, the fund may invest in debt securities that are issued together with common stock or other equity interests or in securities that have equity conversion, exchange or purchase rights. The fund may hold up to 5% of its assets in common stock, warrants and rights acquired after sales of the corresponding debt securities or received in exchange for debt securities.

..    The fund may invest up to 5% of its assets in IOs and POs (as defined in the following section).

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


                       The Bond Fund of America -- Page 2
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          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."


DEBT SECURITIES -- Debt securities are used by issuers to borrow money. Generally, issuers pay investors interest and may repay the amount borrowed periodically during the life of the security or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and increase in value until maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.


Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


                       The Bond Fund of America -- Page 3
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INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is adjusted in response to changes in the level of the consumer price index. The interest rate is fixed at issuance as a percentage of this adjustable principal. The actual interest income may therefore both rise and fall as the level of the consumer price index rises and falls. In particular, in a period of deflation the interest income would fall. While the interest income may adjust upward or downward without limit in response to changes in the consumer price index, the principal has a floor at par, meaning that the investor receives at least the par value at redemption.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Certain of these securities will be treated as debt for fund investment limit purposes.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.


U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:


     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).


                       The Bond Fund of America -- Page 4

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include:


     "MORTGAGE-BACKED SECURITIES" -- These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of


                       The Bond Fund of America -- Page 5
     investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

"IOs" and "POs" are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.


INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product and a low market capitalization relative to those in the United States and western Europe. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all


                       The Bond Fund of America -- Page 6
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potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in debt securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general.


FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.


The fund may also enter into "roll" transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.


REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the


                       The Bond Fund of America -- Page 7
collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


CASH AND CASH EQUIVALENTS -- These include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


LOAN PARTICIPATIONS AND ASSIGNMENTS -- The fund may invest, subject to an overall 10% limit on loans, in loan participations or assignments. Loan participations are loans or other direct debt instruments that are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.


When the fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that the fund could be held liable as a colender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.


INVERSE FLOATING RATE NOTES -- The fund may invest to a very limited extent (no more than 1% of its assets) in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in the instruments' interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.


RESTRICTED SECURITIES AND LIQUIDITY -- The fund may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to a fund. Restricted


                       The Bond Fund of America -- Page 8
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securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement.


Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


MATURITY -- There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.


LOANS OF PORTFOLIO SECURITIES -- The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 33-1/3% of the value of its total assets, measured at the time any such loan is made. The fund does not currently intend to engage in this investment practice over the next 12 months.


                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended December 31, 2004 and 2003 were 45% and 60%, respectively. See "Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.


                       The Bond Fund of America -- Page 9

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund may not:


1. With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

     Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2.   Invest in companies for the purpose of exercising control or management;

3. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

4. Buy or sell commodities or commodity contracts in the ordinary course of its business, provided, however, that this shall not prohibit the fund from purchasing or selling currencies including forward currency contracts;

5. Invest more than 15% of the value of its net assets in securities that are illiquid;

6. Engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933;

7. Make loans in an aggregate amount in excess of 10% of the value of the fund's total assets, taken at the time any loan is made, provided, (i) that the purchase of debt securities pursuant to the fund's investment objectives and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction, and (ii) that loans of portfolio securities as described under "Loans of Portfolio Securities," shall be made only in accordance with the terms and conditions therein set forth;

8. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;


                      The Bond Fund of America -- Page 10

9.   Purchase securities at margin;

10. Borrow money except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets.

Notwithstanding Investment Restriction #8, the fund has no current intention (at least during the next 12 months) to sell securities short to the extent the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.


NONFUNDAMENTAL POLICIES -- The fund has adopted the following nonfundamental investment policies, which may be changed by action of the Board of Directors without shareholder approval:

1. The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

2.   The fund may not issue senior securities, except as permitted by the 1940
Act.


                      The Bond Fund of America -- Page 11

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS


                                      YEAR FIRST                                    NUMBER OF PORTFOLIOS
                        POSITION       ELECTED                                        WITHIN THE FUND
                        WITH THE      A DIRECTOR        PRINCIPAL OCCUPATION(S)     COMPLEX/2/ OVERSEEN    OTHER DIRECTORSHIPS/3/
     NAME AND AGE         FUND      OF THE FUND/1/      DURING PAST FIVE YEARS          BY DIRECTOR           HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Director        1999         Corporate director and                 14            Carnival Corporation
 Jr.                                                  author; former U.S.
 Age: 70                                              Ambassador to Spain; former
                                                      Vice Chairman,
                                                      Knight-Ridder, Inc.
                                                      (communications company);
                                                      former Chairman and
                                                      Publisher, The Miami Herald
                                                                 ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Director        1974         Private investor; former               19            Ducommun Incorporated;
 Christie                                             President and CEO, The                               IHOP Corporation;
 Age: 71                                              Mission Group (non-utility                           Southwest Water Company;
                                                      holding company, subsidiary                          Valero L.P.
                                                      of Southern California
                                                      Edison Company)
-----------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Director        1994         Chairman of the Board and              12            Allegheny Technologies;
 Age: 56                                              CEO, Ecovation, Inc.                                 BF Goodrich;
                                                      (organic waste management)                           Foster Wheeler Ltd.;
                                                                                                           Teledyne Technologies
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Director        1989         Chairman of the Board and              16            None
 Age: 69                                              CEO, Senior Resource Group
                                                      LLC (development and
                                                      management of senior living
                                                      communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Director        1994         President and CEO, Fuller              14            None
 Age: 58                                              Consulting (financial
                                                      management consulting firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Director        1991         Chairman of the Board and              13            Sempra Energy;
 Age: 70                                              CEO, AECOM Technology                                Southwest Water Company
                                                      Corporation (engineering,
                                                      consulting and professional
                                                      technical services)
-----------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Director        1999         Principal, The Sanchez                 12            None
 Age: 61                                              Family Corporation dba
                                                      McDonald's Restaurants
                                                      (McDonald's licensee)
-----------------------------------------------------------------------------------------------------------------------------------




                      The Bond Fund of America -- Page 12

                                                    PRINCIPAL OCCUPATION(S) DURING
                                     YEAR FIRST           PAST FIVE YEARS AND
                                       ELECTED              POSITIONS HELD           NUMBER OF PORTFOLIOS
                       POSITION      A DIRECTOR        WITH AFFILIATED ENTITIES        WITHIN THE FUND
                       WITH THE    AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ OVERSEEN    OTHER DIRECTORSHIPS/3/
    NAME AND AGE         FUND      OF THE FUND/1/             OF THE FUND                BY DIRECTOR           HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4,5/
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.    Chairman         1985         Executive Vice President and             17            None
 Age: 56               of the                        Director, Capital Research
                       Board                         and Management Company;
                                                     Director, The Capital Group
                                                     Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine    President        1974         Senior Vice President and                12            None
 Age: 75               and                           Director, Capital Research
                       Director                      and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Don R. Conlan         Director         1996         President (retired), The                  6            None
 Age: 69                                             Capital Group Companies,
                                                     Inc.*
-----------------------------------------------------------------------------------------------------------------------------------





                      The Bond Fund of America -- Page 13

                                                  YEAR FIRST                      PRINCIPAL OCCUPATION(S) DURING
                               POSITION            ELECTED                      PAST FIVE YEARS AND POSITIONS HELD
                               WITH THE           AN OFFICER                         WITH AFFILIATED ENTITIES
     NAME AND AGE                FUND           OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 David C. Barclay       Senior Vice President        1997        Senior Vice President, Capital Research and Management Company;
 Age: 48                                                         Director, The Capital Group Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Mark R. Macdonald      Senior Vice President        2001        Senior Vice President and Director, Capital Research and
 Age: 45                                                         Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 John H. Smet           Senior Vice President        1994        Senior Vice President, Capital Research and Management Company;
 Age: 48                                                         Director, American Funds Distributors, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Kristine M.                Vice President           2003        Vice President and Counsel - Fund Business Management Group,
 Nishiyama                                                       Capital Research and Management Company; Vice President and
 Age: 34                                                         Counsel, Capital Bank and Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams            Secretary              1982        Vice President - Fund Business Management Group, Capital Research
 Age: 56                                                         and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman            Treasurer              2001        Vice President - Fund Business Management Group, Capital Research
 Age: 34                                                         and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S. Verdick     Assistant Secretary         1994        Assistant Vice President - Fund Business Management Group,
 Age: 40                                                         Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Sharon G. Moseley       Assistant Treasurer         2003        Vice President - Fund Business Management Group, Capital Research
 Age: 37                                                         and Management Company
-----------------------------------------------------------------------------------------------------------------------------------



* Company affiliated with Capital Research and Management Company.
1 Directors and officers of the fund serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those of the American Funds) that are held by each Director as a director of a public company or a registered investment company.

4 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
5 All of the officers listed are officers and/or Directors/Trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                      The Bond Fund of America -- Page 14

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2004


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.              None                   Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Diane C. Creel                 $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 Martin Fenton               $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller           $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Newman             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez               $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Don R. Conlan                      None                   Over $100,000
-------------------------------------------------------------------------------
 Abner D. Goldstine            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.            Over $100,000               Over $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" Directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the investment adviser or its affiliates. Certain of the fund's unaffiliated Directors may also serve as Board or Committee members for other American Funds whose Boards or Committees meet jointly with those of the fund. For joint Board or Contracts Committee meetings, the fund pays each Director a pro rata portion of an attendance fee of $2,520; for joint Nominating Committee meetings, the fund pays each Director a pro rata portion of an attendance fee of $1,200; and for joint Audit Committee meetings the fund pays each Director a pro rata portion of an annual attendance fee of $5,040. Several other American Funds meet jointly with the fund, but annual fees are paid by each fund individually. BFA pays annual retainer fees of $11,000. However, any unaffiliated Director who serves only BFA and the funds with which BFA meets jointly and no other American Funds is paid annual compensation aggregating $50,000, a pro rata portion of which is paid by each of the funds which meet jointly.


The payment by the fund to certain unaffiliated Directors of a larger per fund annual fee reflects the significant time and labor commitment required of any mutual fund Board member overseeing even one fund.


                      The Bond Fund of America -- Page 15

The Nominating and Governance Committee of the Board of Directors, a Committee comprised exclusively of Directors not affiliated with the investment adviser, reviews Director compensation periodically, and typically recommends adjustments every other year. In making its recommendations, the Nominating and Governance Committee considers a number of factors, including operational, regulatory and other developments affecting the complexity of the Board's oversight obligations, as well as comparative industry data.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the investment adviser.


DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED DECEMBER 31, 2004




                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Richard G. Capen,               $14,804                          $132,678
 Jr./3/
------------------------------------------------------------------------------------------
 H. Frederick                     15,007                           293,340
 Christie/3/
------------------------------------------------------------------------------------------
 Diane C. Creel/3/                14,287                            72,703
------------------------------------------------------------------------------------------
 Martin Fenton/3/                 13,112                           245,620
------------------------------------------------------------------------------------------
 Leonard R. Fuller/3/             16,304                           183,115
------------------------------------------------------------------------------------------
 Richard G. Newman                13,120                           151,620
------------------------------------------------------------------------------------------
 Frank M. Sanchez                 14,538                            76,203
------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Directors under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the Directors. Compensation for the fiscal year ended December 31, 2004, includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2004 fiscal year for participating Directors is as follows: Richard G. Capen, Jr. ($69,564), H. Frederick Christie ($24,017), Diane C. Creel ($79,459), Martin Fenton ($49,656) and Leonard R. Fuller ($111,727). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of February 1, 2005, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 3, 1973. Although the Board of Directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


                      The Bond Fund of America -- Page 16

Under Maryland law, the business affairs of a fund are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. The 529 share classes are available only through CollegeAmerica/(R)/ to investors establishing qualified higher education savings accounts. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum.


Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


The fund's Articles of Incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with Directors who are not "interested persons" of the fund, provide in effect that, subject to certain conditions, the fund will indemnify its officers and Directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, Directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.


                      The Bond Fund of America -- Page 17

COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an Audit Committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; and Leonard R. Fuller, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent registered public accounting firm and the full Board of Directors. Five Audit Committee meetings were held during the 2004 fiscal year.


The fund has a Contracts Committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R. Fuller; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. Two Contracts Committee meetings were held during the 2004 fiscal year.


The fund has a Nominating and Governance Committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R. Fuller; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent Director candidates to the full Board of Directors. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating and Governance Committee of the fund, addressed to the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Two Nominating and Governance Committee meetings were held during the 2004 fiscal year.


PROXY VOTING PROCEDURES AND GUIDELINES -- The fund and its investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the fund, other American Funds, Endowments and American Funds Insurance Series. Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by those funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation


                      The Bond Fund of America -- Page 18
is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


On August 31 of each year, each fund is required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. The fund's voting record for the 12 months ended June 30, 2004 is available on the American Funds website at americanfunds.com and on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.


     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.


                      The Bond Fund of America -- Page 19

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on February 1, 2005. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.



                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Edward D. Jones & Co.                               Class A        15.24%
 201 Progress Parkway                                Class B         8.82
 Maryland Heights, MO  63043-3009
----------------------------------------------------------------------------
 Citigroup Global Market, Inc.                       Class C        10.95
 333 W. 34th Street
 New York, NY  10001
----------------------------------------------------------------------------
 MLPF&S For The Sole Benefit Of Its Customers        Class B         6.52
 4800 Deer Lake Drive East, Floor 2                  Class C        15.95
 Jacksonville, FL  32246
----------------------------------------------------------------------------
 Trustlynx & Co.                                     Class R-1       7.10
 FBO Prime Retail LP 401K
 P.O. Box 173736
 Denver, CO  80217-3736
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class R-3       8.71
 P.O. Box 2999
 Hartford, CT  06104
----------------------------------------------------------------------------
 Nationwide Trust Company FSB                        Class R-3       5.94
 P.O. Box 182029
 Columbus, OH  43218
----------------------------------------------------------------------------
 FM Company                                          Class R-4       7.19
 FBO Huntington Bank Omnibus Account
 7 Easton Oval EA4E69
 Columbus, OH  43219
----------------------------------------------------------------------------
 Trustlynx & Co.                                     Class R-4       5.29
 North Pacific Group 401K
 P.O. Box 173736
 Denver, CO  80217
----------------------------------------------------------------------------
 Capital Group Master Retirement Plan                Class R-5      18.18
 c/o Capital Guardian Trust Company
 333 South Hope Street, Floor 49
 Los Angeles, CA  90071
----------------------------------------------------------------------------
 The Northern Trust Company                          Class R-5      11.38
 UBS Financial Services Inc.
 P.O. Box 92994
 Chicago, IL  60675
----------------------------------------------------------------------------
 Reliance Trust Company TTEE                         Class R-5      10.14
 Foamex LP Pension Plan
 1000 Columbia Avenue
 Linwood, PA  19061
----------------------------------------------------------------------------



                      The Bond Fund of America -- Page 20

INVESTMENT ADVISER -- The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles; San Francisco; New York; Washington, DC; London; Geneva; Hong Kong; Singapore; and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations, as well as schools, colleges, foundations and other nonprofit and tax-exempt organizations.


POTENTIAL CONFLICTS OF INTEREST -- The investment adviser has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio counselor's management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio counselor compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, the investment adviser believes that all issues relating to potential material conflicts of interest involving the fund and its other managed funds and accounts have been addressed.


COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing mutual fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio counselors and investment analysts may manage assets in other mutual funds advised by Capital Research and Management Company. Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which The Bond Fund of America portfolio counselors are measured include: Lehman Aggregate Bond Index; CS First Boston High Yield Index; Lipper High Current Yield Funds Average; and Citigroup World Government Bond Index.


PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage a portion of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.


                      The Bond Fund of America -- Page 21

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF DECEMBER 31, 2004:




                                         NUMBER             NUMBER
                                        OF OTHER           OF OTHER          NUMBER
                                       REGISTERED           POOLED          OF OTHER
                                       INVESTMENT         INVESTMENT        ACCOUNTS
                                    COMPANIES (RICS)   VEHICLES (PIVS)        THAT
                                          THAT               THAT           PORTFOLIO
                                        PORTFOLIO         PORTFOLIO         COUNSELOR
                     DOLLAR RANGE       COUNSELOR         COUNSELOR          MANAGES
                        OF FUND          MANAGES           MANAGES         (ASSETS OF
     PORTFOLIO          SHARES       (ASSETS OF RICS   (ASSETS OF PIVS   OTHER ACCOUNTS
     COUNSELOR         OWNED/1/       IN BILLIONS)       IN BILLIONS)    IN BILLIONS)/2/
------------------------------------------------------------------------------------------
 Abner D.                Over         4      $117.2/3/       None             None
 Goldstine            $1,000,000
------------------------------------------------------------------------------------------
 David C. Barclay     $100,001 --     4      $120.3/3/       None          19      $4.2/4/
                       $500,000
------------------------------------------------------------------------------------------
 Mark R. Macdonald    $100,001 --     4      $193.8/3/       None             None
                       $500,000
------------------------------------------------------------------------------------------
 John H. Smet         $100,001 --     6      $159.7/3/       None          3       $2.0/4/
                       $500,000
------------------------------------------------------------------------------------------
 Mark H. Dalzell      $50,001 --      1      $2.0/3/         None          19      $3.9/4/
                       $100,000
------------------------------------------------------------------------------------------
 Susan M. Tolson      $100,001 --     3      $65.4/3/        None          7       $2.1/4/
                       $500,000
------------------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
3 Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
4 Fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until October 31, 2005, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written


                      The Bond Fund of America -- Page 22
notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


In considering the renewal of the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act and presents its recommendations to the full Board of Directors.


At its most recent renewal meetings on August 9 and September 23, 2004, the Committee considered a variety of factors, including the quality of the services provided to the funds by the investment adviser, fees and expenses borne by the fund, and the profitability to the investment adviser of its relationship to the fund. In arriving at their decision to renew the Agreement, the Committee met with representatives of the investment adviser, including relevant investment advisory personnel, and reviewed information prepared by management and by counsel to the fund and the independent Directors.


The Committee noted that the investment results of BFA were above the medians for its peer groups for 2003 and for the three-, five- and 10-year periods ended June 30, 2004. They also noted that the fund's advisory fees and total expenses for 2003 as a percentage of its average net assets were below the medians of its peer groups, and that the advisory fees would be further decreased by the proposed voluntary 5% fee waiver by Capital Research and Management Company. They also considered the depth and quality of CRMC's research capabilities; the low turnover rates of its key personnel and the overall stability of its organization; the experience, capability and integrity of its senior management; and its commitment and systems in place to ensure a high level of compliance with applicable laws, rules and other requirements. In deliberating on these matters, the Committee was advised with respect to relevant legal standards by counsel to the fund and the independent Directors, who are independent of the investment adviser. In arriving at a decision, the Directors did not identify any single matter as controlling, and the summary above does not set forth all of the matters considered. The Committee judged the terms and conditions of the Agreement, including the investment advisory fees, in light of all the surrounding circumstances. Based on their review, the Committee concluded, in the exercise of their business judgment, that the fund's advisory fees are fair, both absolutely and in comparison with those of other similar funds in the industry, that the fund's shareholders have received reasonable value in return for those fees, and that continuation of the Agreement was in the best interest of the fund's shareholders.


In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


                      The Bond Fund of America -- Page 23

The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.


The management fee is based on the following rates and average daily net asset levels:


                                Net asset level


          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                $             0            $    60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.16                   3,000,000,000              6,000,000,000
------------------------------------------------------------------------------
         0.15                   6,000,000,000             10,000,000,000
------------------------------------------------------------------------------
         0.14                  10,000,000,000             16,000,000,000
------------------------------------------------------------------------------
         0.13                  16,000,000,000             20,000,000,000
------------------------------------------------------------------------------
         0.12                  20,000,000,000
------------------------------------------------------------------------------



The agreement also provides for fees based on monthly gross investment income at the following rates:


                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------
            2.25%                    $         0                $ 8,333,333
-----------------------------------------------------------------------------------
            2.00                       8,333,333                 41,666,667
-----------------------------------------------------------------------------------
            1.75                      41,666,667
-----------------------------------------------------------------------------------


Assuming average daily net assets of $20.0 billion and gross investment income levels of 3%, 4%, 5%, 6% and 7%, management fees would be .21%, .23%, .25%, .26%
and .28%, respectively.


The investment adviser has agreed to reduce the fee payable to it under the agreement by (a) the amount by which the ordinary operating expenses of the fund for any fiscal year of the fund, excluding interest, taxes and extraordinary expenses such as litigation, exceed the greater of (i) 1% of the average month-end net assets of the fund for such fiscal year or (ii) 10% of the fund's gross investment income, and (b) any additional amount necessary to assure that such ordinary operating expenses of the fund in any year after such reduction do not exceed the lesser of (i) 1-1/2% of the first $30 million of average month-end net assets of the fund, plus 1% of the average month-end net assets in excess thereof, or (ii) 25% of the fund's gross investment income. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding these limits, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


                      The Bond Fund of America -- Page 24

For the fiscal years ended December 31, 2004, 2003 and 2002, the investment adviser received from the fund advisory fees of $45,595,000, $43,518,000 and $40,506,000, respectively. During the year ended December 31, 2003, the investment adviser voluntarily reduced investment advisory services fees to the rates based on daily net assets provided by the amended agreement. As a result, for the year ended December 31, 2003, the fee was voluntarily reduced by $17,000 to $43,501,000. The annualized rate was not affected by this voluntary reduction of fees.


For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that it is otherwise entitled to receive and will continue at this level until further review. As a result of this waiver, management fees will be reduced similarly for all classes of shares of the fund. For the period ended December 31, 2004, management fees were reduced by $788,000 as a result of this waiver.


ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until October 31, 2005, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class R and 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. For Class R-1, R-2 and R-3 shares, the investment adviser has agreed to pay a portion of these fees. For the year ended December 31, 2004, the total fees paid by the investment adviser were $746,000.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each applicable share class, except Class R-5 shares. For Class R-5 shares, the administrative services fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average net assets of Class R-5 shares.


                      The Bond Fund of America -- Page 25

During the 2004 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:


                                               ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------
                CLASS C                                $1,749,000
--------------------------------------------------------------------------------
                CLASS F                                   658,000
--------------------------------------------------------------------------------
              CLASS 529-A                                 249,000
--------------------------------------------------------------------------------
              CLASS 529-B                                  87,000
--------------------------------------------------------------------------------
              CLASS 529-C                                 138,000
--------------------------------------------------------------------------------
              CLASS 529-E                                  15,000
--------------------------------------------------------------------------------
              CLASS 529-F                                   5,000
--------------------------------------------------------------------------------
               CLASS R-1                                   21,000
--------------------------------------------------------------------------------
               CLASS R-2                                1,472,000
--------------------------------------------------------------------------------
               CLASS R-3                                  453,000
--------------------------------------------------------------------------------
               CLASS R-4                                   73,000
--------------------------------------------------------------------------------
               CLASS R-5                                  121,000
--------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class R-1, R-2, R-3 and R-4 shares.


                      The Bond Fund of America -- Page 26

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                 COMMISSIONS,        ALLOWANCE OR
                                                                    REVENUE          COMPENSATION
                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2004            $15,056,000         $58,069,000
                                                  2003             11,590,000          44,559,000
                                                  2002             10,609,000          40,421,000
                 CLASS B                          2004              1,412,000           9,915,000
                                                  2003              2,416,000          15,396,000
                                                  2002              3,900,000          19,331,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2004                492,000           1,881,000
                                                  2003                361,000           1,376,000
                                                  2002                287,000           1,099,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2004                103,000             570,000
                                                  2003                121,000             671,000
                                                  2002                 90,000             643,000
-----------------------------------------------------------------------------------------------------



The fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include quality shareholder services; savings to the fund in transfer agency costs; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (a) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (b) for Class 529-A


                      The Bond Fund of America -- Page 27
shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (c) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (d) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (e) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; (f) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares; (g) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (h) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (i) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (j) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A and 529-A shares: (a) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets -- "no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable. As of December 31, 2004, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $8,519,000.


For Class B and 529-B shares: (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: currently (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares: currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


For Class R-1 shares: (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including commissions paid to qualified dealers.


                      The Bond Fund of America -- Page 28

For Class R-2 shares: currently (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares: currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


During the 2004 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $36,668,000                 $2,189,000
------------------------------------------------------------------------------
        CLASS B                  13,187,000                  1,110,000
------------------------------------------------------------------------------
        CLASS C                   9,700,000                    886,000
------------------------------------------------------------------------------
        CLASS F                     936,000                     94,000
------------------------------------------------------------------------------
      CLASS 529-A                   216,000                      6,000
------------------------------------------------------------------------------
      CLASS 529-B                   421,000                     39,000
------------------------------------------------------------------------------
      CLASS 529-C                   705,000                     67,000
------------------------------------------------------------------------------
      CLASS 529-E                    44,000                      4,000
------------------------------------------------------------------------------
      CLASS 529-F                     8,000                      1,000
------------------------------------------------------------------------------
       CLASS R-1                     77,000                      8,000
------------------------------------------------------------------------------
       CLASS R-2                  1,330,000                    140,000
------------------------------------------------------------------------------
       CLASS R-3                    782,000                     83,000
------------------------------------------------------------------------------
       CLASS R-4                    111,000                     14,000
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS -- As of January 2005, the top dealers that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     1717 Capital Management Company
     A. G. Edwards & Sons, Inc.
     AIG Advisors Group
     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.


                      The Bond Fund of America -- Page 29

     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Ferris, Baker Watts, Inc.
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     Linsco/Private Ledger Corp.
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     NatCity Investment, Inc.
     National Planning Holdings Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Distributors Inc.
     Park Avenue Securities LLC
     Piper Jaffray & Co.
     Princor Financial Services/PPI Employee Benefits
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney
     Stifel, Nicolaus & Company, Inc.
     Terra Securities Corporation
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities
     WS Griffith Securities, Inc.


                      The Bond Fund of America -- Page 30

                      EXECUTION OF PORTFOLIO TRANSACTIONS

As described in the prospectus, the investment adviser places orders with broker-dealers for the fund's portfolio transactions. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.


Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended December 31, 2004, 2003 and 2002 amounted to $12,888,000, $11,276,000 and
$10,876,000. With respect to fixed income securities, brokerage commissions include only explicit investment dealer concessions and exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of underwriting activity increased during the year, resulting in an increase in brokerage commissions/concessions paid on portfolio transactions.


The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.


At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included J.P. Morgan Securities Inc., Smith Barney, Credit Suisse First Boston LLC, First Clearing, LLC and Deutsche Bank A.G. As of the fund's fiscal year-end, the fund held debt securities of J.P. Morgan Chase & Co. in the amount of $82,509,000; Citigroup Inc. in the amount of $46,283,000; Credit Suisse First Boston (USA), Inc. in the amount of $16,719,000; Wachovia Corporation in the amount of $4,947,000; and Deutsche Bank A.G. in the amount of $2,073,000.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's Board of Directors and compliance will be periodically assessed by the Board in connection with reporting from the fund's Chief Compliance Officer.


Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. Affiliates of the fund (including the fund's Board members and officers, and certain personnel of the fund's investment adviser and its affiliates) and certain service providers (such as the fund's custodian and outside


                      The Bond Fund of America -- Page 31
counsel) who require such information for legitimate business and fund oversight purposes may receive such information earlier.


Affiliated persons of the fund as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable. Third party service providers of the fund receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.


The authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the Investment Committee of the fund's investment adviser. In exercising its authority, the Investment Committee determines whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to fund service providers for legitimate business and fund oversight purposes) until such holdings have been made public on the American Funds website, helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                              PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous


                      The Bond Fund of America -- Page 32
day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable, are valued in good faith by the


                      The Bond Fund of America -- Page 33

Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes.

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


                      The Bond Fund of America -- Page 34

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.


     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


                      The Bond Fund of America -- Page 35

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or


                      The Bond Fund of America -- Page 36
     constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Most foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.


     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income. Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend." Only fund dividends derived from qualified corporation dividends paid to the fund after December 31, 2002, and held by the fund for the appropriate holding period, will be distributed to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder meets the requisite holding period requirement, qualified dividends are taxable at a maximum tax rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject



                      The Bond Fund of America -- Page 37
     to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                      The Bond Fund of America -- Page 38

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:


     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

     Your bank should include the following information when
                    wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

All investments are subject to the purchase minimums and maximums described in the prospectus. The fund and the Principal Underwriter reserve the right to reject any purchase


                      The Bond Fund of America -- Page 39
order. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. In addition, the American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments.


EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see "Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).



FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.


OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.


                      The Bond Fund of America -- Page 40

                                 SALES CHARGES

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES -- As described in the prospectus, certain purchases of Class A shares are not subject to a sales charge. Additional information regarding certain of such purchases is described below.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     As noted in the prospectus, employer-sponsored retirement plans are not eligible to purchase Class A shares without a sales charge, or establish a statement of intention to do so, unless they are currently invested in Class A shares. 403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     (2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3) current registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds,


                      The Bond Fund of America -- Page 41
          plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

     (8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments are paid to dealers at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.


     STATEMENT OF INTENTION -- By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of American Funds non-money


                      The Bond Fund of America -- Page 42
     market funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than shares representing direct purchases of money market funds) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:


                      The Bond Fund of America -- Page 43

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below) or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust);

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for nonprofit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation), or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A purchases not subject to sales charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes


                      The Bond Fund of America -- Page 44
     of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Alternatively, if your investment is not in an employer-sponsored retirement plan, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. An employer-sponsored retirement plan may also take into account the current value of its investments in American Legacy Retirement Investment Plans. Direct purchases of American Funds money market funds are excluded. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.


In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):


     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges" below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.


                      The Bond Fund of America -- Page 45

     For purposes of this paragraph, "account" means:

     .in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

     .in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders.


A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.


If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.


                      The Bond Fund of America -- Page 46

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.


AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.


AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:


(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.


                      The Bond Fund of America -- Page 47

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.


AUTOMATIC WITHDRAWALS -- For all share classes, except the R and 529 classes of shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call 800/325-3590 from a TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in "Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) that may be incurred in connection with the exercise of these privileges.


                      The Bond Fund of America -- Page 48

Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.


CHECKWRITING -- You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds money market funds. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.


REDEMPTION OF SHARES -- The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent. Certificates are not available for the 529 or R share classes.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $17,649,000 for Class A shares and $1,405,000 for Class B shares for the 2004 fiscal year.


In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds


                      The Bond Fund of America -- Page 49

Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of Deloitte & Touche LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, serves as counsel for the fund and for Directors who are not "interested persons" (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and related rules.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on December 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement.

On March 24, 2005, the investment adviser and Principal Underwriter filed a complaint against the Attorney General of the State of California in Los Angeles County Superior Court. The complaint alleges that the Attorney General threatened to take enforcement actions against the investment adviser and Principal Underwriter that are without merit and preempted by federal law. The complaint seeks injunctive and declaratory relief. On the same day, following the filing of the investment adviser's and Principal Underwriter's complaint, the Attorney General of the State of California filed a complaint against the Principal Underwriter and investment adviser. Filed in Los Angeles County Superior Court, the Attorney General's complaint alleges violations of certain sections of the California Corporations Code with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. The complaint seeks injunctive relief, penalties, restitution and disgorgement.

The investment adviser and Principal Underwriter believe that these matters are not likely to have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform its contract with the fund. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and Principal Underwriter are cooperating fully. In addition, a series of class action lawsuits have been filed in the U.S. District Court, Central District of California, raising issues related to so-called "directed brokerage" and "revenue sharing" practices. Further updates on these issues will be available on the American Funds website (americanfunds.com) under "American Funds regulatory matters."


OTHER INFORMATION -- The financial statements including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report are included in this statement of additional information. The following information is not included in the annual report:


                      The Bond Fund of America -- Page 50

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- DECEMBER 31, 2004

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $13.65
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $14.18


FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:


                                                                                FUND NUMBERS
                                                                     ------------------------------------
FUND                                                                 CLASS A  CLASS B  CLASS C   CLASS F
---------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . .     002      202      302       402
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . . . .     011      211      311       411
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . . . .     003      203      303       403
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . . . .     012      212      312       412
Capital World Growth and Income Fund/SM/ . . . . . . . . . . . . .     033      233      333       433
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . . . .     016      216      316       416
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . . . .     010      210      310       410
The Growth Fund of America/(R)/  . . . . . . . . . . . . . . . . .     005      205      305       405
The Income Fund of America/(R)/  . . . . . . . . . . . . . . . . .     006      206      306       406
The Investment Company of America/(R)/ . . . . . . . . . . . . . .     004      204      304       404
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . . . .     014      214      314       414
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . . . .     007      207      307       407
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . . . .     036      236      336       436
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . . . .     035      235      335       435
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . . . .     001      201      301       401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . . . . .     040      240      340       440
American High-Income Trust/SM/ . . . . . . . . . . . . . . . . . .     021      221      321       421
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . .     008      208      308       408
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . . . .     031      231      331       431
Intermediate Bond Fund of America/SM/  . . . . . . . . . . . . . .     023      223      323       423
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . . . .     043      243      343       443
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . . . .     019      219      319       419
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . . . .     020      220      320       420
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . . . .     024      224      324       424
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . . . .     025      225      325       425
U.S. Government Securities Fund/SM/  . . . . . . . . . . . . . . .     022      222      322       422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . . . . .     009      209      309       409
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . . . .     039      N/A      N/A       N/A
The U.S. Treasury Money Fund of America/SM/  . . . . . . . . . . .     049      N/A      N/A       N/A
___________
*Qualified for sale only in certain jurisdictions.




                      The Bond Fund of America -- Page 51

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund  . . . .    1011     1211     1311     1511      1411
American Mutual Fund  . . . . .    1003     1203     1303     1503      1403
Capital Income Builder  . . . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund  . . . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund . . . .    1016     1216     1316     1516      1416
Fundamental Investors . . . . .    1010     1210     1310     1510      1410
The Growth Fund of America  . .    1005     1205     1305     1505      1405
The Income Fund of America  . .    1006     1206     1306     1506      1406
The Investment Company of
America . . . . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund  . . . . .    1014     1214     1314     1514      1414
New Perspective Fund  . . . . .    1007     1207     1307     1507      1407
New World Fund  . . . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . .    1035     1235     1335     1535      1435
Washington Mutual Investors Fund
  . . . . . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust  . .    1021     1221     1321     1521      1421
The Bond Fund of America  . . .    1008     1208     1308     1508      1408
Capital World Bond Fund . . . .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America . . . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities Fund    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America . . . . . . . . . . . .    1009     1209     1309     1509      1409







                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.





                      The Bond Fund of America -- Page 52

 [This page is intentionally left blank for this filing.]

                      The Bond Fund of America -- Page 53

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service (Moody's) and Standard & Poor's Corporation (Standard & Poor's).


                        DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                      The Bond Fund of America -- Page 54

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC
An obligation rated CC is currently highly vulnerable to nonpayment.


                      The Bond Fund of America -- Page 55

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                      The Bond Fund of America -- Page 56

[logo - American Funds (r)]

BOND FUND OF AMERICA
INVESTMENT PORTFOLIO

December 31, 2004

                                                                                         Principal amount            Market value
BONDS & NOTES -- 89.79%                                                                             (000)                   (000)


CORPORATE BONDS & NOTES -- 47.85%
FINANCIALS -- 14.09%
AT&T Capital Corp., Series F, 6.60% 2005                                                          $11,750                 $11,853
CIT Group Inc. 4.125% 2006                                                                         25,000                  25,261
CIT Group Inc. 3.65% 2007                                                                          25,720                  25,638
CIT Group Inc. 5.75% 2007                                                                          20,500                  21,564
CIT Group Inc. 7.375% 2007                                                                         12,500                  13,504
CIT Group Inc. 4.00% 2008                                                                          14,000                  14,062
CIT Group Inc. 3.375% 2009                                                                          5,000                   4,862
CIT Group Inc. 6.875% 2009                                                                         31,000                  34,481
CIT Group Inc. 7.75% 2012                                                                          26,875                  31,857
Household Finance Corp. 5.75% 2007                                                                 10,000                  10,444
Household Finance Corp. 7.875% 2007                                                                32,000                  34,839
Household Finance Corp. 4.125% 2008                                                                 1,000                   1,005
Household Finance Corp. 6.40% 2008                                                                 10,000                  10,797
Household Finance Corp. 4.125% 2009                                                                25,000                  24,893
Household Finance Corp. 4.75% 2009                                                                 20,000                  20,529
Household Finance Corp. 6.375% 2011                                                                 7,250                   8,018
Household Finance Corp. 6.75% 2011                                                                 23,750                  26,688
HSBC Holdings PLC 5.25% 2012                                                                       10,000                  10,383
Household Finance Corp. 7.00% 2012                                                                 10,000                  11,436
HSBC Bank USA 4.625% 2014(1)                                                                        9,000                   8,842
Midland Bank 3.063% Eurodollar note (undated)(2)                                                   15,000                  13,050
ASIF Global Financing XXVIII 2.22% 2007(1),(2)                                                      2,000                   2,000
International Lease Finance Corp., Series P, 3.125% 2007                                            4,000                   3,954
International Lease Finance Corp. 3.75% 2007                                                       15,000                  15,006
International Lease Finance Corp. 4.35% 2008                                                       21,000                  21,240
International Lease Finance Corp. 4.50% 2008                                                       29,500                  29,900
AIG SunAmerica Global Financing VII 5.85% 2008(1)                                                  16,750                  17,858
International Lease Finance Corp. 3.50% 2009                                                       16,000                  15,595
International Lease Finance Corp., Series O, 4.55% 2009                                            20,600                  20,838
International Lease Finance Corp. 4.75% 2009                                                       25,000                  25,557
American International Group, Inc. 4.25% 2013                                                       3,500                   3,387
International Lease Finance Corp. 5.875% 2013                                                       9,700                  10,306
Washington Mutual Finance 8.25% 2005                                                               10,000                  10,241
Washington Mutual, Inc. 7.50% 2006                                                                 12,000                  12,753
Washington Mutual, Inc. 5.625% 2007                                                                11,000                  11,461
Washington Mutual, Inc. 4.375% 2008                                                                12,500                  12,704
Washington Mutual, Inc. 2.81% 2010(2)                                                              31,000                  30,997
Washington Mutual, Inc. 4.20% 2010                                                                 12,500                  12,465
Washington Mutual Bank, FA 6.875% 2011                                                             10,000                  11,268
Washington Mutual Bank, FA 5.125% 2015                                                             30,000                  29,854
Prudential Financial, Inc. 4.104% 2006                                                             10,000                  10,114
Prudential Insurance Co. of America 6.375% 2006(1)                                                  4,000                   4,208
PRICOA Global Funding I, Series 2003-2, 3.90% 2008(1)                                               7,500                   7,491
PRICOA Global Funding I, Series 2004-4, 4.35% 2008(1)                                               2,500                   2,539
Prudential Funding LLC 6.60% 2008(1)                                                                3,000                   3,249
PRICOA Global Funding I 4.20% 2010(1)                                                              17,000                  16,988
Prudential Financial, Inc., Series B, 4.75% 2014                                                    5,500                   5,396
Prudential Holdings, LLC, Series C, 8.695% 2023(1),(3)                                             57,035                  72,613
USA Education, Inc. 5.625% 2007                                                                    45,150                  47,110
SLM Corp., Series A, 3.625% 2008                                                                    5,500                   5,478
SLM Corp., Series A, 3.95% 2008                                                                    27,500                  27,551
SLM Corp., Series A, 4.00% 2009                                                                     5,000                   5,002
SLM Corp., Series A, 4.00% 2010                                                                    10,000                   9,934
SLM Corp., Series A, 5.375% 2013                                                                    5,450                   5,647
SLM Corp., Series A, 5.375% 2014                                                                   10,000                  10,346
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(1),(2)                                       74,250                  81,495
Societe Generale 7.85% (undated)(1),(2)                                                            17,705                  19,199
Halifax Building Society 8.75% 2006                                                        Pound    2,500                   5,055
HBOS Treasury Services PLC 3.75% 2008(1)                                                          $36,250                  36,221
HBOS PLC 5.375% (undated)(1),(2)                                                                   22,050                  22,648
HBOS Capital Funding LP, Series A, 6.461% non-cumulative preferred (undated)(2)            Pound    3,000                   6,284
Bank of Scotland 7.00% (undated)(1),(2)                                                           $25,000                  27,051
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance
     LLC 4.375% 2010(1)                                                                            57,950                  57,389
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance
     LLC 5.125% 2014(1)                                                                            26,600                  26,523
J.P. Morgan Chase & Co. 5.35% 2007                                                                  3,285                   3,412
J.P. Morgan Chase & Co. 4.00% 2008                                                                 12,500                  12,592
BANK ONE, Texas, NA 6.25% 2008                                                                      7,250                   7,735
J.P. Morgan Chase & Co. 6.625% 2012                                                                14,165                  15,878
J.P. Morgan Chase & Co. 5.75% 2013                                                                 31,000                  32,902
J.P. Morgan Chase & Co. 5.125% 2014                                                                 6,000                   6,051
BANK ONE CORP. 4.90% 2015                                                                           4,000                   3,939
XL Capital Finance (Europe) PLC 6.50% 2012                                                         12,455                  13,652
XL Capital Ltd. 5.25% 2014                                                                         19,700                  19,780
Mangrove Bay Pass Through Trust 6.102% 2033(1),(2),(3)                                             28,125                  28,001
Twin Reefs Pass Through Trust 3.37% (undated)(1),(2),(3)                                            9,200                   9,252
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006(1)                                   11,025                  11,339
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(1)                                   17,500                  18,102
Monumental Global Funding Ltd., Series 2001-N, 5.75% 2007                                  Pound    1,840                   3,584
AEGON NV 4.625% 2008                                                                        Euro    7,750                  10,985
Transamerica Corp. 9.375% 2008                                                                     $7,500                   8,686
Monumental Global Funding II, Series 2004-F, 4.375% 2009(1)                                         2,000                   2,010
AEGON NV 6.125% 2031                                                                       Pound    1,600                   3,401
EOP Operating LP 7.75% 2007                                                                        $2,000                   2,209
EOP Operating LP 6.75% 2008                                                                        24,500                  26,497
EOP Operating LP 4.65% 2010                                                                        15,300                  15,389
EOP Operating LP 6.75% 2012                                                                         8,250                   9,197
EOP Operating LP 7.50% 2029                                                                         3,420                   3,976
Allstate Life Global Funding Trust, Series 2004-2, 2.441% 2007(2)                                   3,000                   3,000
Allstate Financial Global Funding LLC 5.25% 2007(1)                                                26,500                  27,406
Allstate Financial Global Funding LLC 4.25% 2008(1)                                                 7,500                   7,595
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009                                      18,000                  18,349
Abbey National PLC, Series 1-B, 6.69% 2005                                                          5,000                   5,126
Abbey National PLC 6.70% (undated)(2)                                                              18,450                  19,988
Abbey National PLC 7.35% (undated)(2)                                                              28,000                  29,654
ReliaStar Financial Corp. 8.625% 2005                                                               5,000                   5,031
ReliaStar Financial Corp. 8.00% 2006                                                               23,160                  25,053
ING Security Life Institutional Funding 2.70% 2007(1)                                               4,730                   4,644
ReliaStar Financial Corp. 6.50% 2008                                                                6,016                   6,505
ING Bank NV 5.50% 2012                                                                      Euro    3,750                   5,641
Ing Verzekeringen NV 6.25% 2021(2)                                                                  3,750                   5,778
MBNA Europe Funding PLC 6.50% 2007                                                                  5,000                   7,291
MBNA Corp., Series F, 7.50% 2012                                                                   $1,200                   1,388
MBNA Capital A, Series A, 8.278% 2026                                                               7,500                   8,252
MBNA Global Capital Funding, Series B, 2.96% 2027(2)                                               34,800                  33,112
Citigroup Inc. 3.50% 2008                                                                          20,000                  19,925
Citigroup Inc. 4.25% 2009                                                                          15,000                  15,175
Citigroup Inc. 5.625% 2012                                                                          5,675                   6,053
Citigroup Inc. 5.125% 2014                                                                          5,000                   5,130
BankAmerica Corp., Series I, 7.125% 2005                                                            1,500                   1,523
Bank of America Corp. 3.625% 2008                                                           Euro    7,500                  10,374
Bank of America Corp. 3.875% 2008                                                                  $2,000                   2,017
Bank of America Corp. 4.25% 2010                                                                    5,000                   4,993
Bank of America Corp. 4.375% 2010                                                                  17,000                  17,073
BankAmerica Corp. 7.125% 2011                                                                       1,750                   1,997
Bank of America Corp. 4.875% 2012                                                                   2,000                   2,046
Bank of America Corp. 5.25% 2015                                                                    5,000                   5,118
Royal Bank of Scotland Group PLC 8.375% 2007                                              Pound     6,500                  13,275
Royal Bank of Scotland Group PLC 5.00% 2014                                                        $6,500                   6,578
RBS Capital Trust IV, noncumulative trust preferred 3.35% (undated)(2)                              5,000                   5,037
National Westminster Bank PLC 7.75% (undated)(2)                                                   17,000                  18,613
Kimco Realty Corp., Series B, 7.68% 2005                                                            4,250                   4,405
Price REIT, Inc. 7.50% 2006                                                                         2,760                   2,970
Kimco Realty Corp., Series C, 3.95% 2008                                                            5,000                   4,985
Kimco Realty Corp., Series C, 4.82% 2011                                                           10,000                  10,059
Kimco Realty Corp. 6.00% 2012                                                                      13,500                  14,594
Nationwide Life Insurance Co. 5.35% 2007(1)                                                         4,250                   4,403
North Front Pass Through Trust 5.81% 2024(1),(2),(3)                                               18,500                  18,721
Nationwide Mutual Insurance Co. 7.875% 2033(1)                                                      8,000                   9,561
Nationwide Mutual Insurance Co. 6.60% 2034(1)                                                       2,000                   2,009
ACE Ltd. 6.00% 2007                                                                                 1,000                   1,044
ACE INA Holdings Inc. 5.875% 2014                                                                  17,260                  17,714
ACE INA Holdings Inc. 8.875% 2029                                                                   2,450                   3,169
ACE Capital Trust II 9.70% 2030                                                                     9,368                  12,483
MetLife, Inc. 3.911% 2005                                                                          31,730                  31,874
Metropolitan Life Global Funding I, Series 2004-2, 2.57% 2007(1),(2)                                1,500                   1,501
Countrywide Home Loans, Inc., Series M, 4.125% 2009                                                20,000                  19,931
Countrywide Home Loans, Inc., Series L, 4.00% 2011                                                 13,000                  12,657
Capital One Financial Corp. 7.25% 2006                                                              9,625                  10,093
Capital One Financial Corp. 8.75% 2007                                                              1,250                   1,373
Capital One Financial Corp. 7.125% 2008                                                             4,250                   4,658
Capital One Bank 5.75% 2010                                                                        11,500                  12,214
Capital One Financial Corp. 6.25% 2013                                                              2,800                   3,016
Hartford Financial Services Group, Inc. 2.375% 2006                                                 2,000                   1,964
Hartford Financial Services Group, Inc. 4.70% 2007                                                 16,250                  16,584
Hartford Financial Services Group, Inc. 4.625% 2013                                                 5,000                   4,851
Hartford Financial Services Group, Inc. 4.75% 2014                                                  5,000                   4,881
Development Bank of Singapore Ltd. 7.875% 2009(1)                                                  20,000                  23,045
Development Bank of Singapore Ltd. 7.125% 2011(1)                                                   3,500                   3,995
Assurant, Inc. 5.625% 2014                                                                         26,000                  26,899
CNA Financial Corp. 6.75% 2006                                                                      3,000                   3,149
CNA Financial Corp. 6.60% 2008                                                                      3,458                   3,722
CNA Financial Corp. 5.85% 2014                                                                     13,625                  13,622
CNA Financial Corp. 7.25% 2023                                                                      5,300                   5,739
Bayerische Landesbank, Series F, 2.50% 2006                                                        26,000                  25,730
Kazkommerts International BV 7.00% 2009(1)                                                          5,500                   5,555
Kazkommerts International BV 8.50% 2013                                                             5,000                   5,250
Kazkommerts International BV (CGMD) 7.375% 2014(1),(2)                                              2,250                   2,239
Kazkommerts International BV 7.875% 2014(1)                                                        12,500                  12,562
Rouse Co. 3.625% 2009                                                                               5,200                   4,907
Rouse Co. 7.20% 2012                                                                               17,700                  19,166
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007(1)                                 23,125                  24,052
John Hancock Global Funding II, Series 2002-G, 5.00% 2007(1)                                        5,000                   5,157
John Hancock Global Funding II, Series 2004-A, 3.50% 2009(1)                                       18,000                  17,612
United Overseas Bank Ltd. 5.375% 2019(1),(2)                                                       22,250                  22,614
Wells Fargo & Co. 3.50% 2008                                                                       21,310                  21,192
Irvine Co., Class A, 7.46% 2006(1),(4)                                                             15,000                  15,551
Irvine Apartment Communities, LP 7.00% 2007                                                         5,000                   5,352
Canadian Imperial Bank of Commerce 2.125% Eurodollar note 2085(2)                                  25,000                  20,844
Colonial Realty LP 6.15% 2013                                                                      10,000                  10,404
Colonial Realty LP 6.25% 2014                                                                       9,700                  10,215
Hospitality Properties Trust 7.00% 2008                                                             1,000                   1,069
Hospitality Properties Trust 6.75% 2013                                                            17,095                  18,906
Developers Diversified Realty Corp. 3.875% 2009                                                    19,500                  19,154
UFJ Finance Aruba AEC 6.75% 2013                                                                   17,045                  19,026
Bayerische Hypo- und Vereinsbank AG 6.00% 2014                                              Euro   10,000                  15,231
HVB Funding Trust III 9.00% 2031(1)                                                                $1,990                   2,636
United Dominion Realty Trust, Inc., Series E, 4.50% 2008                                           17,000                  17,362
Providian Financial Corp., Series A, 9.525% 2027(1)                                                16,750                  17,252
Credit Suisse First Boston (USA), Inc. 6.50% 2012                                                  15,000                  16,719
Principal Life Global Funding I 4.40% 2010(1)                                                      16,600                  16,580
Genworth Financial, Inc. 2.64% 2007(2)                                                              2,500                   2,499
Genworth Financial, Inc. 4.75% 2009                                                                10,345                  10,601
Genworth Financial, Inc. 5.75% 2014                                                                 3,000                   3,179
Weingarten Realty Investors, Series A, 5.263% 2012                                                  5,000                   5,161
Weingarten Realty Investors, Series A, 4.857% 2014                                                 11,080                  10,992
Skandinaviska Enskilda Banken AB, 4.958% (undated)(1),(2)                                           2,050                   2,020
Skandinaviska Enskilda Banken AB, 7.50% (undated)(2)                                               12,500                  14,116
Standard Chartered Bank 2.838% (undated)(2)                                                         5,000                   4,025
Standard Chartered Bank 2.875% Eurodollar note (undated)(2)                                        15,000                  11,872
Simon Property Group, LP 4.875% 2010                                                               12,000                  12,239
Advanta Capital Trust I, Series B, 8.99% 2026                                                      12,500                  12,187
AB Spintab 6.00% 2009                                                                           SKr73,000                  12,091
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026                  $10,200                  11,945
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)(1),(2)                     5,000                   5,641
Barclays Bank PLC 7.375% (undated)(1),(2)                                                           5,375                   6,245
MassMutual Global Funding II, Series 2002-1, 3.50% 2010(1)                                         12,000                  11,582
Unicredito Italiano SpA, Series B, 8.048% (undated)(2)                                      Euro    7,000                  11,557
Banco Santander Chile 5.375% 2014(1)                                                              $11,200                  11,414
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011(1)                                  10,000                  10,076
Sumitomo Mitsui Banking Corp. 4.375% 2014(2)                                                Euro    6,670                   9,331
American Express Credit Corp. 3.00% 2008                                                           $9,060                   8,855
Bank of Nova Scotia 2.115% Eurodollar note (undated)(2)                                            10,000                   8,358
Chohung Bank 4.50% 2014(1),(2)                                                                      8,000                   7,966
Post Apartment Homes, LP 5.125% 2011                                                                7,720                   7,743
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)(1),(2)                             6,500                   7,272
Lloyds Bank, Series 2, 2.563% (undated)(2)                                                          8,000                   7,104
Allied Irish Banks Ltd. 2.63% (undated)(2)                                                          7,000                   6,145
Munich Re Finance BV 6.75% 2023(2)                                                          Euro    3,670                   5,772
PLD International Finance LLC 4.375% 2011                                                           4,150                   5,771
Travelers Property Casualty Corp. 3.75% 2008                                                       $5,500                   5,450
BNP Paribas 5.125% 2015(1)                                                                          5,100                   5,216
FelCor Lodging LP 9.00% 2011(2)                                                                     4,500                   5,119
Host Marriott, LP, Series G, 9.25% 2007                                                               625                     700
Host Marriott, LP, Series L, 7.00% 2012(1)                                                          4,000                   4,250
Wachovia Corp. 3.625% 2009                                                                          5,000                   4,947
Industrial Bank of Korea 4.00% 2014(1),(2)                                                          5,000                   4,896
Westpac Capital Trust IV 5.256% (undated)(1),(2)                                                    4,500                   4,466
Bergen Bank 2.115% (undated)(2)                                                                     5,000                   4,169
National Bank of Canada 2.125% (undated)(2)                                                         5,000                   4,125
iStar Financial, Inc., Series B, 4.875% 2009                                                        2,500                   2,540
iStar Financial, Inc., Series B, 5.125% 2011                                                        1,500                   1,518
Federal Realty Investment Trust 4.50% 2011                                                          3,500                   3,411
Christiana Bank Og Kreditkasse 2.66% (undated)(2)                                                   4,000                   3,357
Zions Bancorporation 6.00% 2015                                                                     2,675                   2,857
Downey Financial Corp. 6.50% 2014                                                                   2,500                   2,607
ERP Operating LP 4.75% 2009                                                                         2,225                   2,274
Deutsche Bank Financial LLC 5.375% 2015                                                             2,000                   2,073
UnionBanCal Corp. 5.25% 2013                                                                        2,000                   2,031
Principal Life Insurance Co. 3.20% 2009                                                             2,000                   1,936
LaBranche & Co Inc. 9.50% 2009                                                                      1,500                   1,537
Crescent Real Estate LP 7.50% 2007                                                                  1,190                   1,282
                                                                                                                        2,792,972

CONSUMER DISCRETIONARY -- 10.74%
Ford Motor Credit Co. 6.875% 2006                                                                  46,000                  47,401
Ford Motor Credit Co. 7.20% 2007                                                                    3,000                   3,202
Ford Motor Credit Co. 5.80% 2009                                                                    8,500                   8,696
Ford Motor Credit Co. 7.375% 2009                                                                  87,920                  94,933
Ford Motor Credit Co. 3.93% 2010(2)                                                                27,500                  27,497
Ford Motor Credit Co. 5.70% 2010                                                                   10,000                  10,102
Ford Motor Credit Co. 7.875% 2010                                                                  94,100                 103,791
Ford Motor Credit Co. 7.375% 2011                                                                  42,875                  46,265
Ford Motor Co. 7.45% 2031                                                                          10,370                  10,460
General Motors Acceptance Corp. 7.50% 2005                                                         40,000                  40,829
General Motors Acceptance Corp. 6.125% 2007                                                         5,000                   5,151
General Motors Acceptance Corp. 6.15% 2007                                                          7,500                   7,712
General Motors Acceptance Corp. 5.75% 2010                                                  Euro    7,000                   9,696
General Motors Acceptance Corp. 7.75% 2010                                                        $68,825                  73,948
General Motors Acceptance Corp. 6.875% 2011                                                        57,000                  58,491
General Motors Corp. 7.20% 2011                                                                     1,650                   1,694
General Motors Acceptance Corp. 7.25% 2011                                                         17,000                  17,820
General Motors Acceptance Corp. 7.00% 2012                                                         26,190                  27,022
General Motors Corp. 7.25% 2013                                                             Euro    5,250                   7,756
General Motors Acceptance Corp. 4.56% 2014(2)                                                     $61,000                  59,949
General Motors Acceptance Corp. 8.00% 2031                                                         15,000                  15,461
General Motors Corp. 8.375% 2033                                                                      160                     166
DaimlerChrysler North America Holding Corp. 7.75% 2005                                             18,462                  18,857
DaimlerChrysler North America Holding Corp. 6.40% 2006                                             19,000                  19,772
DaimlerChrysler North America Holding Corp. 4.05% 2008                                              9,750                   9,738
DaimlerChrysler North America Holding Corp. 4.75% 2008                                              4,800                   4,906
DaimlerChrysler North America Holding Corp. 7.20% 2009                                             17,500                  19,497
DaimlerChrysler North America Holding Corp. 8.00% 2010                                             56,500                  65,376
DaimlerChrysler North America Holding Corp. 7.75% 2011                                             23,600                  27,247
DaimlerChrysler North America Holding Corp. 7.30% 2012                                             19,750                  22,453
DaimlerChrysler North America Holding Corp. 6.50% 2013                                              5,000                   5,432
DaimlerChrysler North America Holding Corp. 8.50% 2031                                              1,610                   2,018
Cox Communications, Inc. 7.75% 2006                                                                 2,325                   2,474
Cox Communications, Inc. 0% 2007(1),(2)                                                             5,000                   5,013
Cox Communications, Inc. 7.875% 2009                                                                1,000                   1,136
Cox Communications, Inc. 4.625% 2010(1)                                                            27,500                  27,467
Cox Communications, Inc. 7.75% 2010                                                                10,000                  11,469
Cox Communications, Inc. 4.625% 2013                                                               10,000                   9,583
Cox Communications, Inc. 5.45% 2014(1)                                                             59,870                  59,982
Clear Channel Communications, Inc. 6.625% 2008                                                      5,375                   5,749
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                   10,000                  11,237
Clear Channel Communications, Inc. 7.65% 2010                                                      33,000                  37,592
Clear Channel Communications, Inc. 5.75% 2013                                                      10,000                  10,349
Clear Channel Communications, Inc. 5.50% 2014                                                      44,155                  44,408
Comcast Cable Communications, Inc. 8.375% 2007                                                      7,000                   7,746
Comcast Cable Communications, Inc. 6.20% 2008                                                       2,300                   2,486
Lenfest Communications, Inc. 7.625% 2008                                                            6,750                   7,444
Comcast Cable Communications, Inc. 6.875% 2009                                                     15,194                  16,896
Comcast Cable Communications, Inc. 6.75% 2011                                                       8,000                   8,995
Tele-Communications, Inc. 9.80% 2012                                                               17,500                  22,588
Comcast Cable Communications, Inc. 7.125% 2013                                                      1,375                   1,596
Tele-Communications, Inc. 7.875% 2013                                                              10,750                  12,910
Comcast Corp. 6.50% 2015                                                                            8,000                   8,909
J.C. Penney Co., Inc. 7.375% 2008                                                                   2,000                   2,205
J.C. Penney Co., Inc. 6.875% 2015                                                                   1,425                   1,550
J.C. Penney Co., Inc. 7.65% 2016                                                                    7,500                   8,625
J.C. Penney Co., Inc. 7.95% 2017                                                                   38,575                  45,326
J.C. Penney Co., Inc. 7.625% 2097                                                                   7,500                   8,025
Time Warner Inc. 8.18% 2007                                                                         2,225                   2,472
AOL Time Warner Inc. 6.875% 2012                                                                   43,000                  49,042
AOL Time Warner Inc. 7.625% 2031                                                                   10,500                  12,742
Viacom Inc. 6.40% 2006                                                                              5,000                   5,168
Viacom Inc. 5.625% 2007                                                                             6,600                   6,904
Viacom Inc. 7.70% 2010                                                                             13,000                  15,232
Viacom Inc. 6.625% 2011                                                                            25,000                  28,108
Liberty Media Corp. 7.75% 2009                                                                      6,250                   6,941
Liberty Media Corp. 7.875% 2009                                                                    32,380                  36,121
Liberty Media Corp. 5.70% 2013                                                                      2,500                   2,485
Toys "R" Us, Inc. 7.875% 2013                                                                      22,410                  22,354
Toys "R" Us, Inc. 7.375% 2018                                                                      22,195                  20,641
Pulte Homes, Inc. 4.875% 2009                                                                      25,300                  25,666
Pulte Homes, Inc. 7.625% 2017                                                                       7,500                   8,721
Harrah's Operating Co., Inc. 5.50% 2010                                                            30,260                  31,360
Toll Brothers, Inc. 6.875% 2012                                                                     9,875                  11,023
Toll Brothers, Inc. 4.95% 2014                                                                     19,250                  18,880
Carnival Corp. 3.75% 2007                                                                           8,500                   8,516
Carnival Corp. 6.15% 2008                                                                          17,663                  18,933
Six Flags, Inc. 9.50% 2009                                                                          3,375                   3,527
Six Flags, Inc. 8.875% 2010                                                                         8,850                   9,005
Six Flags, Inc. 9.75% 2013                                                                         10,250                  10,455
Antenna TV SA 9.75% 2008                                                                    Euro   15,000                  21,230
Charter Communications Holdings, LLC and Charter Communications Holdings
     Capital Corp. 10.75% 2009                                                                     $1,000                     915
CCH II, LLC and CCH II Capital Corp. 10.25% 2010                                                    4,000                   4,260
Charter Communications Operating, LLC and Charter Communications Operating
     Capital Corp. 8.00% 2012(1)                                                                    9,650                  10,084
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                         5,500                   5,706
May Department Stores Co. 4.80% 2009                                                               14,185                  14,438
May Department Stores Co. 5.75% 2014                                                                6,180                   6,363
Target Corp. 3.375% 2008                                                                           20,830                  20,666
Delphi Corp. 6.50% 2013                                                                             6,000                   5,943
Delphi Trust II, trust preferred securities, 6.197% 2033(2)                                        14,810                  13,873
Visteon Corp. 8.25% 2010                                                                           17,940                  18,882
Visteon Corp. 7.00% 2014                                                                              525                     504
Young Broadcasting Inc. 8.50% 2008                                                                  5,200                   5,590
Young Broadcasting Inc. 10.00% 2011                                                                12,317                  13,210
News America Holdings Inc. 6.625% 2008                                                             12,900                  13,932
News America Holdings Inc. 8.625% 2014                                                          A$  5,150                   4,370
Telenet Group Holding NV 0%/11.50% 2014(1),(5)                                                    $22,300                  17,059
Univision Communications Inc. 7.85% 2011                                                           13,250                  15,653
AMC Entertainment Inc. 8.00% 2014                                                                  14,175                  14,175
Cinemark USA, Inc. 9.00% 2013                                                                       6,925                   7,938
Cinemark, Inc. 0%/9.75% 2014(5)                                                                     8,000                   6,080
CanWest Media Inc. 8.00% 2012(1)                                                                   12,426                  13,389
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                     12,025                  13,137
Hilton Hotels Corp. 7.625% 2008                                                                     1,000                   1,108
Hilton Hotels Corp. 8.25% 2011                                                                      3,485                   4,128
Hilton Hotels Corp. 7.625% 2012                                                                     6,555                   7,677
Ryland Group, Inc. 5.375% 2008                                                                      7,000                   7,315
Ryland Group, Inc. 9.75% 2010                                                                       4,500                   4,916
Kohl's Corp. 6.30% 2011                                                                             9,000                   9,873
Kohl's Corp. 7.375% 2011                                                                            1,500                   1,758
Centex Corp. 4.75% 2008                                                                             8,000                   8,167
Centex Corp. 5.80% 2009                                                                             3,000                   3,165
Kabel Deutschland GmbH 10.625% 2014(1)                                                              9,650                  11,146
Lowe's Companies, Inc. 8.25% 2010                                                                   8,450                  10,145
Mohegan Tribal Gaming Authority 6.375% 2009                                                         7,700                   7,950
Mohegan Tribal Gaming Authority 7.125% 2014                                                         1,500                   1,586
William Lyon Homes, Inc. 7.625% 2012(1)                                                             5,250                   5,152
William Lyon Homes, Inc. 10.75% 2013                                                                2,000                   2,257
William Lyon Homes, Inc. 7.50% 2014                                                                 2,000                   1,930
Century Communications Corp. 0% 2003(6)                                                             5,000                   5,325
Adelphia Communications Corp. 10.25% 2006(7)                                                        3,500                   3,421
NTL Cable PLC 8.75% 2014(1),(2)                                                                     5,825                   6,597
NTL Cable PLC 8.75% 2014                                                                    Euro    1,000                   1,514
Cox Radio, Inc. 6.375% 2005                                                                         8,000                   8,075
Gannett Co., Inc. 4.95% 2005                                                                        8,000                   8,040
Regal Cinemas Corp., Series B, 9.375% 2012(4)                                                       7,250                   7,902
MGM MIRAGE 8.50% 2010                                                                               6,850                   7,826
Technical Olympic USA, Inc. 9.00% 2010                                                              1,950                   2,096
Technical Olympic USA, Inc. 9.00% 2010                                                              1,550                   1,666
Technical Olympic USA, Inc. 7.50% 2011                                                              3,750                   3,797
Payless ShoeSource, Inc. 8.25% 2013                                                                 7,000                   7,184
Buffets, Inc. 11.25% 2010                                                                           6,500                   6,987
PETCO Animal Supplies, Inc. 10.75% 2011                                                             5,750                   6,756
Royal Caribbean Cruises Ltd. 7.00% 2007                                                             1,400                   1,508
Royal Caribbean Cruises Ltd. 8.75% 2011                                                             4,325                   5,131
Tenneco Automotive Inc., Series B, 10.25% 2013                                                      3,850                   4,562
Tenneco Automotive Inc. 8.625% 2014(1)                                                                850                     888
RBS-Zero Editora Jornalistica SA 11.00% 2010(1)                                                     5,492                   5,217
Blockbuster Inc. 9.00% 2012(1)                                                                      5,025                   4,987
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                       4,793                   4,925
Radio One, Inc., Series B, 8.875% 2011                                                              4,000                   4,375
Carmike Cinemas, Inc. 7.50% 2014                                                                    4,200                   4,321
Lear Corp., Series B, 8.11% 2009                                                                    3,580                   4,064
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014(1)                                 4,075                   4,055
Jones Apparel Group, Inc. 4.25% 2009(1)                                                             3,910                   3,901
Boyd Gaming Corp. 9.25% 2009                                                                        3,500                   3,780
Hyatt Equities, LLC 6.875% 2007(1)                                                                  3,185                   3,353
MDC Holdings, Inc. 5.50% 2013                                                                       3,000                   3,051
TRW Automotive Acquisition Corp. 9.375% 2013                                                        1,925                   2,243
TRW Automotive Acquisition Corp. 11.00% 2013                                                          650                     786
YUM! Brands, Inc. 7.70% 2012                                                                        2,500                   2,966
Argosy Gaming Co. 7.00% 2014                                                                        2,650                   2,941
Office Depot, Inc. 6.25% 2013                                                                       2,750                   2,939
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                    2,300                   2,590
Dex Media West LLC and Dex Media West Finance Co. 5.875% 2011(1)                                    2,000                   2,000
Dex Media, Inc., Series B, 8.00% 2013                                                                 525                     571
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006(1),(7)                              1,990                   1,900
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006(7)                                    690                     659
LBI Media, Inc. 10.125% 2012                                                                        2,250                   2,523
Dana Corp. 5.85% 2015(1)                                                                            2,500                   2,487
WCI Communities, Inc. 9.125% 2012                                                                   2,000                   2,230
ArvinMeritor, Inc. 8.75% 2012                                                                       1,725                   2,001
Standard Pacific Corp. 5.125% 2009                                                                  1,000                     990
Standard Pacific Corp. 6.25% 2014                                                                   1,000                     985
NextMedia Operating, Inc. 10.75% 2011                                                               1,750                   1,969
Stoneridge, Inc. 11.50% 2012                                                                        1,360                   1,588
D.R. Horton, Inc. 6.125% 2014                                                                       1,500                   1,552
Jostens IH Corp. 7.625% 2012(1)                                                                     1,475                   1,541
Bombardier Recreational Products Inc. 8.375% 2013                                                   1,425                   1,528
Boyds Collection, Ltd., Series B, 9.00% 2008                                                        1,501                   1,433
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                                 250                     268
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                               1,000                   1,147
Warner Music Group 7.375% 2014(1)                                                                   1,250                   1,288
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc.
     9.375% 2014(1)                                                                                 1,300                   1,264
La Quinta Properties, Inc. 7.00% 2012                                                               1,000                   1,063
Reader's Digest Association, Inc. 6.50% 2011                                                        1,000                   1,050
Videotron Ltee 6.875% 2014                                                                          1,000                   1,039
Warnaco, Inc. 8.875% 2013                                                                             925                   1,022
Dillard's, Inc. 6.625% 2018                                                                         1,000                   1,005
Grupo Posadas, SA de CV 8.75% 2011(1)                                                                 250                     268
                                                                                                                        2,130,204

TELECOMMUNICATION SERVICES -- 6.25%
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                   116,830                 121,069
Sprint Capital Corp. 4.78% 2006                                                                    27,225                  27,758
Sprint Capital Corp. 6.375% 2009                                                                    8,880                   9,653
Sprint Capital Corp. 7.625% 2011                                                                   39,760                  46,220
Sprint Capital Corp. 6.90% 2019                                                                    21,615                  24,237
Sprint Capital Corp. 6.875% 2028                                                                    7,550                   8,291
SBC Communications Inc. 5.75% 2006                                                                  3,575                   3,691
SBC Communications Inc. 4.125% 2009                                                                31,345                  31,321
SBC Communications Inc. 6.25% 2011                                                                  1,150                   1,263
SBC Communications Inc. 5.10% 2014                                                                 76,010                  76,862
SBC Communications Inc. 6.45% 2034                                                                  2,000                   2,150
British Telecommunications PLC 8.375% 2010(2)                                                      75,749                  91,073
British Telecommunications PLC 7.125% 2011(2)                                               Euro    6,170                   9,895
BellSouth Corp. 4.20% 2009                                                                        $37,530                  37,668
BellSouth Corp. 4.75% 2012                                                                         27,725                  27,941
BellSouth Corp. 5.20% 2014                                                                          3,150                   3,217
BellSouth Corp. 5.20% 2016                                                                         22,000                  22,073
AT&T Corp. 6.00% 2009                                                                              23,000                  24,121
AT&T Corp. 9.05% 2011(2)                                                                           52,500                  60,703
France Telecom 7.50% 2008(2)                                                                Euro    3,500                   5,310
France Telecom 8.50% 2011(2)                                                                      $58,300                  69,632
Vodafone Group PLC 4.25% 2009                                                               Euro    7,000                   9,865
Vodafone Group PLC 7.75% 2010                                                                     $55,210                  64,138
Cingular Wireless LLC 5.625% 2006                                                                   5,000                   5,196
AT&T Wireless Services, Inc. 7.875% 2011                                                           15,355                  18,120
AT&T Wireless Services, Inc. 8.125% 2012                                                           37,630                  45,554
Deutsche Telekom International Finance BV 7.50% 2007(2)                                     Euro    3,500                   5,232
Deutsche Telekom International Finance BV 3.875% 2008                                              $1,100                   1,099
Deutsche Telekom International Finance BV 8.50% 2010(2)                                            24,000                  28,625
Deutsche Telekom International Finance BV 8.125% 2012(2)                                    Euro    3,910                   6,722
Deutsche Telekom International Finance BV 9.25% 2032(2)                                            $7,750                  11,063
Telecom Italia Capital SA, Series A, 4.00% 2008                                                     1,270                   1,266
Sogerim SA 7.25% 2011                                                                       Euro    1,400                   2,236
Telecom Italia SpA 6.25% 2012                                                                      15,000                  23,066
Telecom Italia Capital SA, Series B, 5.25% 2013                                                    $6,300                   6,379
Telecom Italia Capital SA 4.95% 2014(1)                                                            20,000                  19,632
Koninklijke KPN NV, Series 7, 8.25% 2008                                                   Pound    1,000                   2,093
Koninklijke KPN NV 8.00% 2010                                                                     $35,945                  42,477
Qwest Services Corp. 13.50% 2010(1)                                                                12,175                  14,701
Qwest Services Corp. 14.00% 2014(1)                                                                 9,550                  12,129
Verizon Global Funding Corp. 6.125% 2007                                                            2,550                   2,702
Verizon Global Funding Corp. 7.25% 2010                                                             7,690                   8,821
Verizon New York Inc., Series A, 6.875% 2012                                                        5,250                   5,902
Verizon Global Funding Corp. 7.375% 2012                                                            7,360                   8,674
Crown Castle International Corp. 10.75% 2011                                                        5,000                   5,450
Crown Castle International Corp., Series B, 7.50% 2013                                             11,200                  12,096
Crown Castle International Corp. 7.50% 2013                                                         4,475                   4,833
Nextel Communications, Inc. 6.875% 2013                                                               875                     954
Nextel Communications, Inc. 7.375% 2015                                                            17,420                  19,249
American Tower Corp. 9.375% 2009                                                                    1,820                   1,934
American Tower Corp. 7.125% 2012(1)                                                                17,275                  17,750
Singapore Telecommunications Ltd. 6.375% 2011                                                       3,475                   3,846
Singapore Telecommunications Ltd. 7.375% 2031(1)                                                   10,000                  12,252
PCCW-HKT Capital Ltd. 8.00% 2011(1),(2)                                                            12,375                  14,500
ALLTEL Corp. 7.00% 2012                                                                            10,000                  11,532
Dobson Communications Corp. 10.875% 2010                                                               50                      39
Dobson Cellular Systems, Inc. 9.875% 2012(1)                                                        8,500                   8,415
Dobson Communications Corp. 8.875% 2013                                                             4,000                   2,830
Rogers Wireless Inc. 7.25% 2012(1)                                                                  1,275                   1,358
Rogers Wireless Inc. 7.50% 2015(1)                                                                  6,925                   7,341
Rogers Cantel Inc. 9.75% 2016                                                                       1,250                   1,500
Nextel Partners, Inc. 12.50% 2009                                                                     677                     770
Nextel Partners, Inc. 8.125% 2011                                                                   5,370                   5,988
Nextel Partners, Inc. 8.125% 2011                                                                   3,000                   3,345
AirGate PCS, Inc. 9.375% 2009(1)                                                                    6,692                   7,244
Cincinnati Bell Inc. 7.25% 2013                                                                     6,800                   7,021
Triton PCS, Inc. 8.75% 2011                                                                         2,000                   1,590
Triton PCS, Inc. 9.375% 2011                                                                        6,000                   4,830
TELUS Corp. 8.00% 2011                                                                              5,250                   6,230
Centennial Cellular Corp. 10.75% 2008                                                                 786                     819
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
     Centennial Puerto Rico Operations Corp. 8.625% 2014(2)                                         5,000                   5,163
SK Telecom Co., Ltd. 4.25% 2011(1)                                                                  6,000                   5,873
Telefonica Europe BV 5.125% 2013                                                            Euro    3,600                   5,299
Cellco Finance NV 12.75% 2005                                                                      $3,500                   3,658
SpectraSite, Inc. 8.25% 2010                                                                        2,100                   2,252
Millicom International Cellular SA 10.00% 2013(1)                                                   1,500                   1,577
iPCS Escrow Co. 11.50% 2012(1)                                                                      1,000                   1,140
US Unwired Inc., Series B, 10.00% 2012                                                              1,000                   1,133
GT Group Telecom Inc., units, 0%/13.25% 2010(1),(4),(5),(7),(9)                                     2,753                       0
                                                                                                                        1,239,651

INDUSTRIALS -- 5.13%
Continental Airlines, Inc., Series 1998-3, Class C-2, 7.25% 2005                                   12,000                  11,300
Continental Airlines, Inc., MBIA insured, 3.338% 2009(2)                                            2,000                   2,019
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011                                  14,050                  13,791
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011(3)                               10,000                  10,281
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016(3)                                 10,668                  10,333
Continental Airlines, Inc., Series 1996-2, Class D, 11.50% 2016(3)                                  1,888                   1,362
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017(3)                                  4,308                   3,639
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019(3)                                 22,837                  22,196
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019(3)                                  28,409                  28,496
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020(3)                                 15,833                  13,846
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2021(3)                                8,872                   8,630
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022(3)                                4,210                   4,267
Hutchison Whampoa International Ltd. 7.00% 2011(1)                                                 33,125                  37,062
Hutchison Whampoa International Ltd. 6.50% 2013(1)                                                 40,000                  43,190
Hutchison Whampoa International Ltd. 6.25% 2014(1)                                                 17,200                  18,151
General Electric Capital Corp., Series A, 5.00% 2007                                               21,500                  22,238
General Electric Capital Corp., Series A, 5.375% 2007                                              13,250                  13,770
General Electric Capital Corp., Series A, 7.25% 2007                                       Pound    1,030                   2,085
General Electric Capital Corp., Series A, 3.50% 2008                                              $20,000                  19,866
General Electric Capital Corp., Series A, 6.00% 2012                                               15,000                  16,375
General Electric Co. 5.00% 2013                                                                    12,750                  13,103
Tyco International Group SA 6.125% 2008                                                            14,500                  15,636
Tyco International Group SA 6.125% 2009                                                             5,500                   5,940
Tyco International Group SA 6.375% 2011                                                            47,765                  52,808
Tyco International Group, SA 6.50% 2031                                                    Pound    3,250                   7,003
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(1),(3)                            $32,936                  35,771
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured,
     6.664% 2013(1),(3)                                                                            32,411                  35,933
Delta Air Lines, Inc. 8.00% 2007(1)                                                                 7,710                   5,725
Delta Air Lines, Inc. 10.00% 2008                                                                   1,500                   1,114
Delta Air Lines, Inc., Series 2003-1, Class G, AMBAC insured, 2.85% 2009(2),(3)                    14,575                  14,675
Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.619% 2011(3)                                    11,229                  11,039
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012                                         3,500                   3,455
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013                                       15,000                  14,749
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013(3)                                      12,105                   7,917
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014(3)                                               11,500                   6,325
Delta Air Lines, Inc., 1991 Equipment Certificates Trust, Series J,
     10.00% 2014(1),(3)                                                                             5,000                   2,400
Delta Air Lines, Inc., 1990 Equipment Certificates Trust, Series F,
     10.79% 2014(1),(3)                                                                             1,700                     935
Delta Air Lines, Inc. 10.375% 2022                                                                  2,577                   1,327
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 2010(3)                                  12,726                  13,027
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012(3)                                  32,764                  33,583
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012                                        9,000                   8,287
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013                                      5,000                   5,171
American Airlines, Inc., Series 1991-C2, 9.73% 2014(3)                                              6,410                   4,218
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019(3)                                     7,640                   5,361
Cendant Corp. 6.875% 2006                                                                          11,755                  12,372
Cendant Corp. 6.25% 2008                                                                            9,500                  10,146
Cendant Corp. 7.375% 2013                                                                          23,660                  27,413
Bombardier Inc. 6.75% 2012(1)                                                                      10,000                   9,225
Bombardier Inc. 6.30% 2014(1)                                                                      45,000                  39,263
Northwest Airlines, Inc. 7.625% 2005                                                                1,100                   1,107
Northwest Airlines, Inc. 8.875% 2006                                                                  875                     844
Northwest Airlines, Inc. 8.70% 2007                                                                   400                     356
Northwest Airlines, Inc. 9.875% 2007                                                               14,325                  13,000
Northwest Airlines, Inc. 10.00% 2009                                                                6,025                   5,106
Northwest Airlines, Inc., Series 2001-1, Class A-2, 6.841% 2012                                     9,955                  10,027
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020(3)                                    6,079                   6,284
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured,
     6.264% 2021(3)                                                                                 7,672                   7,909
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023(3)                                  2,170                   2,182
Allied Waste North America, Inc., Series B, 7.625% 2006                                             2,000                   2,070
Allied Waste North America, Inc. 8.50% 2008                                                         7,500                   7,988
Allied Waste North America, Inc., Series B, 8.875% 2008                                             5,250                   5,644
Allied Waste North America, Inc., Series B, 6.50% 2010                                              4,000                   3,940
Allied Waste North America, Inc., Series B, 5.75% 2011                                              2,500                   2,363
Allied Waste North America, Inc., Series B, 6.125% 2014                                             3,000                   2,835
Allied Waste North America, Inc., Series B, 7.375% 2014                                             3,750                   3,609
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006(3)                                    5,000                   5,152
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006(3)                                      7,500                   7,835
Southwest Airlines Co. 5.25% 2014                                                                  13,000                  13,072
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022(3)                         8,000                   9,010
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023(3)                       11,500                  12,496
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024(3)                        2,978                   2,905
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B,
     6.96% 2009(3)                                                                                  2,301                   2,426
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2,
     5.14% 2021(3)                                                                                 12,500                  12,590
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1,
     5.943% 2022(3)                                                                                 6,694                   7,196
John Deere Capital Corp. 3.90% 2008                                                                15,000                  15,117
Deere & Co. 8.95% 2019                                                                              5,000                   5,902
Goodrich Corp. 7.50% 2008                                                                           2,000                   2,216
Goodrich Corp. 7.625% 2012                                                                          9,000                  10,688
Caterpillar Financial Services Corp., Series F, 2.35% 2006                                          5,000                   4,920
Caterpillar Financial Services Corp. 2.70% 2008                                                     4,845                   4,671
Caterpillar Inc. 4.50% 2009                                                                         2,500                   2,555
Caterpillar Inc. 7.25% 2009                                                                           300                     340
Northrop Grumman Corp. 4.079% 2006                                                                  2,000                   2,021
Northrop Grumman Systems Corp. 7.125% 2011                                                          8,000                   9,192
Terex Corp. 9.25% 2011                                                                              6,625                   7,470
Terex Corp., Class B, 10.375% 2011                                                                  2,725                   3,066
Raytheon Co. 6.55% 2010                                                                             6,000                   6,610
Raytheon Co. 8.30% 2010                                                                             3,000                   3,559
Jacuzzi Brands, Inc. 9.625% 2010                                                                    9,000                  10,035
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured,
     5.70% 2023(1),(3)                                                                              8,271                   8,596
United Air Lines, Inc. 9.00% 2003(6)                                                                2,000                     185
United Air Lines, Inc., Series 2000-1, Class A-2, 7.73% 2012(3),(7)                                 8,998                   8,003
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(1)                                    7,350                   7,938
AIR 2 US, Series A, 8.027% 2020(1),(3)                                                              8,515                   7,679
American Standard Inc. 7.625% 2010                                                                  6,000                   6,867
Waste Management, Inc. 6.50% 2008                                                                   5,220                   5,688
Waste Management, Inc. 5.00% 2014                                                                     765                     772
United Rentals (North America), Inc., Series B, 6.50% 2012                                          3,250                   3,185
United Rentals (North America), Inc., Series B, 7.00% 2014                                          2,700                   2,538
General Dynamics Corp. 4.50% 2010                                                                   5,000                   5,115
TFM, SA de CV 11.75% 2009                                                                           1,855                   1,899
TFM, SA de CV 12.50% 2012                                                                           2,145                   2,515
Nortek, Inc. 8.50% 2014(1)                                                                          4,025                   4,226
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                             3,071                   3,098
Standard Aero Holdings, Inc. 8.25% 2014(1)                                                          2,200                   2,387
Synagro Technologies, Inc. 9.50% 2009                                                               2,025                   2,217
AGCO Corp. 6.875% 2014                                                                      Euro      700                   1,010
Argo-Tech Corp. 9.25% 2011                                                                           $450                     496
Laidlaw International, Inc. 10.75% 2011                                                               285                     334
Jet Equipment Trust, Series 1994-A, 11.79% 2013(1),(7)                                              4,000                       -
Jet Equipment Trust, Series 1995-B, 10.91% 2014(1),(7)                                              5,000                       1
Jet Equipment Trust, Series 1995-D, 11.44% 2014(1),(7)                                              2,500                       -
                                                                                                                        1,017,875

UTILITIES -- 3.93%
Edison Mission Energy 10.00% 2008                                                                   2,000                   2,305
Edison Mission Energy 7.73% 2009                                                                   10,125                  10,935
Edison Mission Energy 9.875% 2011                                                                  34,160                  40,650
Midwest Generation, LLC, Series B, 8.56% 2016(3)                                                    8,000                   8,885
Homer City Funding LLC 8.734% 2026(3)                                                              20,178                  23,608
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                                        7,600                   8,664
Duke Capital LLC 4.331% 2006                                                                       20,000                  20,260
Duke Capital Corp. 4.37% 2009                                                                       7,500                   7,556
Duke Capital Corp. 7.50% 2009                                                                      25,325                  28,692
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010                                   4,500                   4,558
Duke Capital Corp. 6.25% 2013                                                                       9,000                   9,743
Duke Capital Corp. 5.50% 2014                                                                      10,000                  10,235
Duke Capital LLC 5.668% 2014                                                                        5,000                   5,169
PECO Energy Co., First and Refunding Mortgage Bonds, 3.50% 2008                                     5,000                   4,969
Commonwealth Edison Co., Series 99, 3.70% 2008                                                      7,125                   7,176
Commonwealth Edison Co., First Mortgage Bonds, Series 102, 4.74% 2010                              12,500                  12,888
Exelon Corp. 6.75% 2011                                                                             2,200                   2,464
Exelon Generation Co., LLC 6.95% 2011                                                              22,975                  25,967
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012                                     3,900                   3,945
Dominion Resources, Inc., Series A, 3.66% 2006                                                      3,000                   3,006
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                        14,140                  14,654
Dominion Resources, Inc., Series 2002-C, 5.70% 2012(2)                                              1,000                   1,060
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013                                         25,000                  25,045
Drax Group Ltd., Class A-1, 7.418% 2015(1),(2)                                             Pound    4,603                   8,870
Drax Group Ltd., Class A-2, unit, 8.918% 2015(1),(2),(10)                                           5,293                  25,865
Drax Group Ltd., Class B, 6.918% 2025(1),(2)                                                        3,894                   8,022
Israel Electric Corp. Ltd. 7.75% 2009(1)                                                          $17,000                  18,947
Israel Electric Corp. Ltd. 7.70% 2018(1)                                                            8,500                   9,705
Israel Electric Corp. Ltd. 8.10% 2096(1)                                                           12,000                  12,304
TXU Corp., Series O, 4.80% 2009(1)                                                                 25,000                  25,072
Oncor Electric Delivery Co. 6.375% 2012                                                            10,700                  11,818
Cilcorp Inc. 8.70% 2009                                                                             1,000                   1,179
Union Electric Co. 4.65% 2013                                                                      11,000                  10,889
Cilcorp Inc. 9.375% 2029                                                                           12,265                  16,866
PSEG Power LLC 3.75% 2009                                                                           6,825                   6,727
PSEG Power LLC 7.75% 2011                                                                          18,700                  21,832
Alabama Power Co., Series U, 2.65% 2006                                                            20,500                  20,393
Alabama Power Co., Series R, 4.70% 2010                                                             2,250                   2,286
Southern Power Co., Series B, 6.25% 2012                                                            2,500                   2,736
AES Corp. 9.50% 2009                                                                                4,677                   5,343
AES Corp. 9.375% 2010                                                                               4,803                   5,608
AES Gener SA 7.50% 2014(1)                                                                          9,000                   9,495
Niagara Mohawk Power Corp., Series G, 7.75% 2008                                                   17,460                  19,658
SP PowerAssets Ltd. 3.80% 2008(1)                                                                  10,000                  10,004
SP PowerAssets Ltd. 5.00% 2013(1)                                                                   8,000                   8,132
Empresa Nacional de Electricidad SA, Series B, 8.50% 2009                                           4,455                   5,075
Empresa Nacional de Electricidad SA 8.35% 2013                                                      5,000                   5,805
Empresa Nacional de Electricidad SA 8.625% 2015                                                     3,000                   3,600
Constellation Energy Group, Inc. 6.125% 2009                                                       10,500                  11,373
Baltimore Gas and Electric Co. 5.20% 2033                                                           3,000                   2,798
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028(3)                                   13,500                  14,087
PacifiCorp, First Mortgage Bonds, 4.30% 2008                                                        3,060                   3,093
PacifiCorp, First Mortgage Bonds, 5.45% 2013                                                        9,775                  10,249
MidAmerican Energy Co. 5.125% 2013                                                                  7,500                   7,766
MidAmerican Energy Co. 4.65% 2014                                                                   5,000                   4,949
Consolidated Edison Co. of New York, Inc., Series 2003-A, 3.625% 2008                               6,000                   5,949
Consolidated Edison Co. of New York, Inc., Series B, 3.85% 2013                                     5,000                   4,726
Consolidated Edison Co. of New York, Inc., Series 2003-C, 5.10% 2033                                2,000                   1,889
Progress Energy Florida, Inc., First Mortgage Bonds 4.80% 2013                                      7,000                   7,041
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First
     Mortgage Bonds, 5.125% 2013                                                                    5,000                   5,124
Essent NV 4.50% 2013                                                                        Euro    8,410                  11,792
Anglian Water Services Financing PLC 4.625% 2013                                                    8,250                  11,709
Veolia Environnement 4.875% 2013                                                                    8,000                  11,520
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011                                     $7,000                   6,930
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034                                      4,000                   4,169
NGG Finance PLC 6.125% 2011                                                                 Euro    6,980                  10,758
Reliant Energy Resources Corp. 7.75% 2011                                                          $7,000                   8,170
Centerpoint Energy Resources Corp., Series B, 7.875% 2013                                           2,000                   2,381
Kern River Funding Corp. 4.893% 2018(1),(3)                                                        10,208                  10,418
Dynegy Holdings Inc. 10.125% 2013(1)                                                                6,675                   7,676
E.ON International Finance BV 5.75% 2009                                                    Euro    5,000                   7,477
Edison SpA 5.125% 2010                                                                              4,730                   6,906
Nevada Power Co., Series I, 6.50% 2012                                                               $700                     744
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                        3,600                   4,230
Sierra Pacific Resources 8.625% 2014                                                                  900                   1,022
Nevada Power Co. 5.875% 2015(1)                                                                       550                     557
NiSource Finance Corp. 6.15% 2013                                                                   5,600                   6,080
Red Electrica de Espana Finance BV 4.75% 2013                                               Euro    4,000                   5,776
Korea East-West Power Co., Ltd. 4.875% 2011(1)                                                     $5,000                   5,050
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011                           5,000                   5,022
Tri-State Generation and Transmission Association Inc., Pass Through Trust,
     Series 2003-A, 6.04% 2018(1),(3)                                                               3,500                   3,700
Energy East Corp. 6.75% 2012                                                                        2,955                   3,318
Equitable Resources, Inc. 5.15% 2018                                                                2,500                   2,502
Enersis SA 7.375% 2014                                                                              2,000                   2,184
Wisconsin Gas Co. 5.20% 2015                                                                        2,025                   2,068
                                                                                                                          779,868

MATERIALS -- 2.52%
Dow Chemical Co. 5.75% 2008                                                                        11,100                  11,830
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009(1),(3)                                   31,000                  30,306
Dow Chemical Co. 5.75% 2009                                                                        13,250                  14,188
Weyerhaeuser Co. 5.95% 2008                                                                         8,596                   9,213
Weyerhaeuser Co. 5.25% 2009                                                                        15,104                  15,788
Weyerhaeuser Co. 6.75% 2012                                                                        20,750                  23,416
Norske Skogindustrier ASA 7.625% 2011(1)                                                           28,415                  32,581
Norske Skogindustrier ASA 6.125% 2015(1)                                                            6,370                   6,615
Norske Skogindustrier ASA 7.125% 2033(1)                                                            4,100                   4,489
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028(3)                                         27,100                  23,442
Scotia Pacific Co. LLC, Series B, Class A-3, 7.71% 2028                                            17,043                  12,441
Millennium America Inc. 9.25% 2008                                                                  4,840                   5,530
Equistar Chemicals, LP 10.125% 2008                                                                 5,400                   6,251
Equistar Chemicals, LP 8.75% 2009                                                                  12,800                  14,400
SCA Coordination Center NV 4.50% 2015(1)                                                           27,000                  25,922
International Paper Co. 5.375% 2006                                                         Euro    4,500                   6,327
International Paper Co. 4.00% 2010                                                                $16,000                  15,705
International Paper Co. 5.85% 2012                                                                  1,500                   1,601
BHP Finance (USA) Ltd. 6.69% 2006                                                                  10,000                  10,379
BHP Finance (USA) Ltd. 8.50% 2012                                                                  10,000                  12,505
ICI Wilmington, Inc. 4.375% 2008                                                                      200                     201
ICI Wilmington, Inc. 5.625% 2013                                                                   19,165                  19,884
Stone Container Corp. 9.25% 2008                                                                    1,000                   1,110
Stone Container Corp. 9.75% 2011                                                                    3,250                   3,575
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                          11,625                  12,729
Owens-Illinois, Inc. 8.10% 2007                                                                     5,750                   6,153
Owens-Illinois, Inc. 7.35% 2008                                                                     5,250                   5,539
Owens-Brockway Glass Container Inc. 8.875% 2009                                                     3,000                   3,274
Owens-Illinois, Inc. 7.50% 2010                                                                     2,250                   2,399
Phelps Dodge Corp. 8.75% 2011                                                                       7,000                   8,546
Phelps Dodge Corp. 6.125% 2034                                                                      7,500                   7,685
Packaging Corp. of America 4.375% 2008                                                              1,500                   1,508
Packaging Corp. of America 5.75% 2013                                                              13,000                  13,430
Alcan Inc. 5.20% 2014                                                                              13,000                  13,363
UPM-Kymmene Corp. 6.125% 2012                                                               Euro    7,500                  11,504
Longview Fibre Co. 10.00% 2009                                                                     $5,500                   6,036
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                    5,000                   5,738
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B,
     0%/10.50% 2014(1),(5)                                                                          5,675                   3,916
BCP Caylux Holdings Luxembourg SCA 9.625% 2014(1)                                                   1,575                   1,784
Koppers Inc. 9.875% 2013                                                                            4,370                   5,004
KI Holdings Inc. 0%/9.875% 2014(1),(5)                                                                800                     516
MeadWestvaco Corp. 2.75% 2005                                                                       5,180                   5,165
Temple-Inland Inc. 7.875% 2012                                                                      3,900                   4,622
Ainsworth Lumber Co. Ltd. 7.25% 2012(1)                                                               650                     665
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                2,250                   2,213
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                1,750                   1,722
Luscar Coal Ltd. 9.75% 2011                                                                         4,000                   4,560
Kappa Beheer BV 12.50% 2009                                                                 Euro    3,000                   4,393
Building Materials Corp. of America 7.75% 2014(1)                                                  $4,250                   4,308
Georgia-Pacific Corp. 7.50% 2006                                                                    4,050                   4,263
Earle M. Jorgensen Co. 9.75% 2012                                                                   3,600                   4,068
Yara International ASA 5.25% 2014(1)                                                                4,000                   4,033
INVISTA 9.25% 2012(1)                                                                               3,600                   4,032
Ispat Inland ULC 9.75% 2014                                                                         3,132                   3,884
Associated Materials Inc. 9.75% 2012                                                                3,100                   3,480
Graphic Packaging International, Inc. 9.50% 2013                                                    3,000                   3,428
Crompton Corp. 7.67% 2010(1),(2)                                                                    2,400                   2,622
Crompton Corp. 9.875% 2012(1)                                                                         500                     575
E.I. du Pont de Nemours and Co. 4.125% 2010                                                         2,700                   2,725
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                             2,100                   2,473
Inco Ltd. 7.20% 2032                                                                                2,000                   2,339
Sino-Forest Corp., 9.125% 2011(1)                                                                   2,065                   2,266
Huntsman LLC 9.32% 2011(1),(2)                                                                        275                     308
Huntsman LLC 11.50% 2012(1)                                                                         1,475                   1,752
Praxair, Inc. 3.95% 2013                                                                            2,100                   1,999
Foundation PA Coal Co. 7.25% 2014(1)                                                                1,800                   1,926
Pindo Deli Finance Mauritius Ltd. 10.25% 2002(6)                                                    6,000                   1,890
Steel Dynamics, Inc. 9.50% 2009                                                                     1,250                   1,375
Indah Kiat Finance Mauritius Ltd. 10.00% 2007(7)                                                    2,250                   1,204
Norampac Inc. 6.75% 2013                                                                            1,000                   1,058
AK Steel Corp. 7.75% 2012                                                                           1,000                   1,035
Nalco Co. 7.75% 2011                                                                                  775                     841
Georgia Gulf Corp. 7.125% 2013                                                                        770                     835
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014(5)                           829                     618
Airgas, Inc. 6.25% 2014                                                                               450                     461
Rockwood Specialties Group, Inc. 7.50% 2014(1)                                                        175                     182
APP International Finance Co. BV 11.75% 2005(7)                                                       275                     144
                                                                                                                          500,287

ENERGY -- 1.42%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(1),(3)                                       49,794                  48,948
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(3)                                            2,748                   2,701
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014(1),(3)                                        4,500                   5,340
Pemex Finance Ltd. 8.875% 2010(3)                                                                  24,000                  28,208
Pemex Finance Ltd., Series 1999-2, Class A-2, MBIA insured, 7.33% 2012(3)                           8,105                   9,232
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017(3)                                       11,700                  15,721
Pemex Project Funding Master Trust 8.625% 2022                                                        750                     875
ConocoPhillips 3.625% 2007                                                                         14,500                  14,518
ConocoPhillips 4.75% 2012                                                                          26,750                  27,318
Tengizchevroil Finance Co. S.ar.L., Series A, 6.124% 2014(1),(3)                                   33,450                  33,701
Port Arthur Finance Corp. 12.50% 2009(3)                                                            1,236                   1,452
Premcor Refining Group Inc. 6.125% 2011                                                             3,000                   3,158
Premcor Refining Group Inc. 7.75% 2012                                                              3,875                   4,292
Premcor Refining Group Inc. 9.50% 2013                                                              2,750                   3,204
Premcor Refining Group Inc. 6.75% 2014                                                              3,000                   3,203
El Paso Corp. 7.75% 2032                                                                           12,000                  11,550
Reliance Industries Ltd. 10.25% 2097(1)                                                             8,750                   9,649
Devon Financing Corp., ULC 6.875% 2011                                                              8,500                   9,640
Newfield Exploration Co. 7.625% 2011                                                                2,500                   2,825
Newfield Exploration Co. 8.375% 2012                                                                2,150                   2,419
Newfield Exploration Co. 6.625% 2014(1)                                                             2,000                   2,125
ChevronTexaco Capital Co. 3.50% 2007                                                                7,000                   7,036
OXYMAR 7.50% 2016(1)                                                                                5,500                   5,761
Petrozuata Finance, Inc., Series B, 8.22% 2017(1),(3)                                               5,250                   5,270
Teekay Shipping Corp. 8.875% 2011                                                                   4,250                   4,951
General Maritime Corp. 10.00% 2013                                                                  4,000                   4,620
Ultrapetrol  Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014(1)                               3,225                   3,237
Sunoco, Inc. 4.875% 2014                                                                            3,100                   3,071
Overseas Shipholding Group, Inc. 8.25% 2013                                                         2,500                   2,794
Williams Companies, Inc. 7.125% 2011                                                                  500                     549
Williams Companies, Inc. 7.875% 2021                                                                2,000                   2,240
PETRONAS Capital Ltd. 7.00% 2012(1)                                                                 2,250                   2,582
                                                                                                                          282,190

HEALTH CARE -- 1.32%
Columbia/HCA Healthcare Corp. 6.91% 2005                                                            9,410                   9,549
HCA Inc. 7.125% 2006                                                                                9,065                   9,413
Columbia/HCA Healthcare Corp. 8.85% 2007                                                            2,000                   2,158
Columbia/HCA Healthcare Corp. 8.70% 2010                                                            1,750                   1,984
HCA Inc. 6.95% 2012                                                                                 3,000                   3,163
HCA Inc. 6.25% 2013                                                                                21,071                  21,289
HCA Inc. 6.75% 2013                                                                                 2,000                   2,082
Columbia/HCA Healthcare Corp. 7.69% 2025                                                            5,000                   5,138
UnitedHealth Group Inc. 7.50% 2005                                                                 13,000                  13,420
UnitedHealth Group Inc. 5.20% 2007                                                                  8,000                   8,291
UnitedHealth Group Inc. 3.75% 2009                                                                  2,500                   2,462
UnitedHealth Group Inc. 4.125% 2009                                                                 8,000                   8,003
UnitedHealth Group Inc. 5.00% 2014                                                                  5,000                   5,040
Cardinal Health, Inc. 6.25% 2008                                                                    3,000                   3,171
Cardinal Health, Inc. 6.75% 2011                                                                   24,750                  27,260
Cardinal Health, Inc. 4.00% 2015                                                                    3,050                   2,723
Wyeth 4.375% 2008(2)                                                                                2,125                   2,161
Wyeth 5.50% 2013(2)                                                                                24,000                  24,985
Amgen Inc. 4.00% 2009(1)                                                                           24,000                  23,952
Humana Inc. 7.25% 2006                                                                              5,000                   5,266
Humana Inc. 6.30% 2018                                                                             12,000                  12,336
Schering-Plough Corp. 5.30% 2013                                                                   14,250                  14,920
Aetna Inc. 7.875% 2011                                                                              9,635                  11,290
Bristol-Myers Squibb Co. 4.00% 2008                                                                10,000                  10,063
Tenet Healthcare Corp. 9.875% 2014(1)                                                               7,000                   7,665
Quintiles Transnational Corp. 10.00% 2013                                                           3,500                   3,938
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014(1),(5)                                    1,750                   1,251
Hospira, Inc. 4.95% 2009                                                                            2,891                   2,956
Hospira, Inc. 5.90% 2014                                                                            2,000                   2,106
Health Net, Inc. 9.875% 2011(2)                                                                     4,000                   4,831
WellPoint, Inc. 3.75% 2007(1)                                                                       4,000                   4,001
Elan Finance PLC and Elan Finance Corp. 7.75% 2011(1)                                               2,100                   2,247
Team Health, Inc. 9.00% 2012                                                                        1,750                   1,719
Concentra Operating Corp. 9.125% 2012(1)                                                            1,500                   1,703
                                                                                                                          262,536

CONSUMER STAPLES -- 1.30%
CVS Corp. 6.117% 2013(1),(3)                                                                       27,867                  29,565
CVS Corp. 5.789% 2026(1),(3)                                                                       15,164                  15,759
CVS Corp. 5.298% 2027(1),(3)                                                                       28,500                  28,490
Nabisco, Inc. 7.05% 2007                                                                            6,500                   7,014
Nabisco, Inc. 7.55% 2015                                                                            5,105                   6,156
Nabisco, Inc. 6.375% 2035(2)                                                                       12,300                  12,323
Wal-Mart Stores, Inc. 5.45% 2006                                                                   10,000                  10,347
Wal-Mart Stores, Inc. 3.375% 2008                                                                  12,000                  11,881
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B,
     10.75% 2011                                                                                    1,500                   1,695
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                 17,750                  19,614
Ahold Finance U.S.A., Inc. 6.25% 2009                                                               2,325                   2,430
Ahold Finance U.S.A., Inc. 8.25% 2010                                                               4,610                   5,244
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020(3)                                      1,891                   2,053
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025(3)                                      3,595                   3,939
SUPERVALU INC. 7.50% 2012                                                                          10,810                  12,635
Jean Coutu Group (PJC) Inc. 7.625% 2012(1)                                                            300                     319
Jean Coutu Group (PJC) Inc. 8.50% 2014(1)                                                          10,650                  10,970
Pepsi Bottling Holdings Inc. 5.625% 2009(1)                                                         9,000                   9,604
Anheuser-Busch Cos. Inc. 9.00% 2009                                                                 7,750                   9,407
Pathmark Stores, Inc. 8.75% 2012                                                                    9,290                   8,918
Gold Kist Inc. 10.25% 2014                                                                          6,783                   7,970
Cadbury Schweppes US Finance LLC 5.125% 2013(1)                                                     6,750                   6,883
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012                                     4,760                   5,058
Diageo Capital PLC 3.50% 2007                                                                       5,000                   4,987
Rite Aid Corp. 6.875% 2013                                                                          2,675                   2,421
Rite Aid Corp. 9.25% 2013                                                                           2,075                   2,106
Kellogg Co. 6.60% 2011                                                                              4,000                   4,487
Delhaize America, Inc. 8.125% 2011                                                                  3,500                   4,098
Winn-Dixie Stores, Inc. 8.875% 2008                                                                 2,000                   1,900
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 7.803% 2017(1),(3)                         2,087                   1,739
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011                                   2,500                   2,763
Fage Dairy Industry SA 9.00% 2007                                                                   2,500                   2,525
Stater Bros. Holdings Inc. 5.99% 2010(2)                                                              475                     490
Stater Bros. Holdings Inc. 8.125% 2012                                                              1,800                   1,913
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                    300                     283
                                                                                                                          257,986

INFORMATION TECHNOLOGY -- 1.15%
Electronic Data Systems Corp. 6.334% 2006                                                          18,000                  18,706
Electronic Data Systems Corp. 7.125% 2009                                                          39,245                  43,268
Electronic Data Systems Corp., Series B, 6.50% 2013(2)                                             50,750                  53,675
Motorola, Inc. 8.00% 2011                                                                          42,380                  50,753
Motorola, Inc. 7.50% 2025                                                                           6,000                   7,026
Motorola, Inc. 6.50% 2028                                                                           3,695                   3,913
Motorola, Inc. 5.22% 2097                                                                           6,250                   5,062
Solectron Corp. 9.625% 2009                                                                        12,925                  14,282
Hyundai Semiconductor America, Inc. 8.625% 2007(1)                                                 10,150                  10,375
Micron Technology, Inc. 6.50% 2005(1),(3)                                                           9,952                   9,903
Jabil Circuit, Inc. 5.875% 2010                                                                     4,750                   5,006
Flextronics International Ltd. 9.75% 2010                                                   Euro    1,250                   1,862
Flextronics International Ltd. 6.50% 2013                                                            $925                     953
Viasystems, Inc. 10.50% 2011                                                                        2,550                   2,512
Exodus Communications, Inc. 11.625% 2010(3),(4),(7)                                                 1,147                       0
                                                                                                                          227,296

MORTGAGE-BACKED OBLIGATIONS(3) -- 15.76%
 Freddie Mac 8.25% 2007                                                                               130                     135
 Freddie Mac 8.25% 2007                                                                                35                      37
 Freddie Mac 8.50% 2007                                                                                21                      22
 Freddie Mac, Series H009, Class A-2, 1.876% 2008(2)                                                4,018                   3,963
 Freddie Mac 8.00% 2008                                                                                23                      24
 Freddie Mac 8.50% 2008                                                                                62                      64
 Freddie Mac 8.50% 2008                                                                                57                      60
 Freddie Mac 8.50% 2008                                                                                26                      27
 Freddie Mac 8.50% 2008                                                                                 9                      10
 Freddie Mac 8.75% 2008                                                                               145                     153
 Freddie Mac 8.75% 2008                                                                                54                      56
 Freddie Mac 8.75% 2008                                                                                24                      25
 Freddie Mac 8.75% 2008                                                                                20                      21
 Freddie Mac 8.00% 2009                                                                                16                      17
 Freddie Mac 8.50% 2009                                                                               265                     279
 Freddie Mac 8.00% 2010                                                                                 3                       3
 Freddie Mac 8.50% 2010                                                                               229                     243
 Freddie Mac 8.50% 2010                                                                               188                     196
 Freddie Mac 6.00% 2017                                                                             1,092                   1,144
 Freddie Mac 6.00% 2017                                                                             1,081                   1,133
 Freddie Mac, Series 2310, Class A, 10.61% 2017(2)                                                  1,740                   1,910
 Freddie Mac 5.00% 2018                                                                            33,311                  33,920
 Freddie Mac 11.00% 2018                                                                              211                     239
 Freddie Mac 8.50% 2020                                                                               402                     437
 Freddie Mac 8.50% 2020                                                                               160                     175
 Freddie Mac, Series 41, Class F, 10.00% 2020                                                         286                     286
 Freddie Mac, Series 178, Class Z, 9.25% 2021                                                         203                     203
 Freddie Mac 8.00% 2026                                                                               239                     260
 Freddie Mac 8.50% 2027                                                                                48                      52
 Freddie Mac 5.00% 2033                                                                            12,984                  12,931
 Freddie Mac 6.00% 2033                                                                            19,000                  19,640
 Freddie Mac 6.00% 2033                                                                             5,205                   5,380
 Freddie Mac 6.00% 2034                                                                           314,363                 324,947
 Freddie Mac 6.00% 2034                                                                            28,000                  28,943
 Freddie Mac 6.00% 2034                                                                            26,825                  27,728
 Freddie Mac 6.00% 2034                                                                            22,402                  23,156
 Freddie Mac 6.00% 2034                                                                            20,000                  20,673
 Freddie Mac 6.00% 2034                                                                            20,000                  20,673
 Freddie Mac 6.00% 2034                                                                            16,456                  17,010
 Freddie Mac 6.00% 2034                                                                            14,454                  14,941
 Freddie Mac 6.00% 2034                                                                            14,000                  14,471
 Freddie Mac 6.00% 2034                                                                            13,000                  13,438
 Freddie Mac 6.00% 2034                                                                            11,000                  11,370
 Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                15,335                  15,229
 Fannie Mae 7.00% 2009                                                                                168                     179
 Fannie Mae 7.50% 2009                                                                                198                     210
 Fannie Mae 7.50% 2009                                                                                155                     165
 Fannie Mae 7.50% 2009                                                                                 90                      96
 Fannie Mae 7.50% 2009                                                                                 64                      66
 Fannie Mae 7.50% 2009                                                                                 63                      65
 Fannie Mae 7.50% 2009                                                                                 56                      59
 Fannie Mae 7.50% 2009                                                                                 31                      33
 Fannie Mae 8.50% 2009                                                                                222                     230
 Fannie Mae 9.50% 2009                                                                                 45                      48
 Fannie Mae 7.00% 2010                                                                                132                     140
 Fannie Mae 6.00% 2016                                                                              6,825                   7,163
 Fannie Mae 6.00% 2016                                                                              3,511                   3,685
 Fannie Mae 6.00% 2016                                                                              3,135                   3,290
 Fannie Mae 6.00% 2016                                                                              1,943                   2,039
 Fannie Mae 7.00% 2016                                                                                481                     511
 Fannie Mae 11.50% 2016                                                                               994                   1,146
 Fannie Mae 6.00% 2017                                                                              2,200                   2,309
 Fannie Mae 5.00% 2018                                                                             23,570                  24,025
 Fannie Mae 5.00% 2018                                                                             12,695                  12,940
 Fannie Mae 5.50% 2018                                                                              4,587                   4,750
 Fannie Mae 9.00% 2018                                                                                 65                      71
 Fannie Mae 10.00% 2018                                                                               726                     823
 Fannie Mae 4.50% 2019                                                                              8,874                   8,855
 Fannie Mae 5.50% 2019                                                                             48,643                  50,374
 Fannie Mae 5.50% 2019                                                                             16,817                  17,426
 Fannie Mae 12.00% 2019                                                                               869                   1,021
 Fannie Mae, Series 90-93, Class G, 5.50% 2020                                                         72                      74
 Fannie Mae 11.00% 2020                                                                               291                     334
 Fannie Mae 11.259% 2020(2)                                                                           802                     934
 Fannie Mae 9.00% 2022                                                                                304                     330
 Fannie Mae 7.50% 2023                                                                                230                     248
 Fannie Mae 8.00% 2023                                                                                 79                      85
 Fannie Mae 8.00% 2023                                                                                 53                      58
 Fannie Mae, Series 2001-4, Class GA, 10.239% 2025(2)                                               1,411                   1,608
 Fannie Mae, Series 2001-4, Class NA, 11.82% 2025(2)                                                7,479                   8,663
 Fannie Mae 4.60% 2026(2)                                                                           1,397                   1,437
 Fannie Mae 7.00% 2026                                                                              2,488                   2,650
 Fannie Mae 8.50% 2027                                                                                 18                      20
 Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028                                                   3,633                   3,680
 Fannie Mae 7.00% 2028                                                                              1,165                   1,238
 Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                 11,371                  12,227
 Fannie Mae 8.00% 2028                                                                                128                     139
 Fannie Mae, Series 2003-T3, Class 2A-3, 2.869% 2029                                                1,744                   1,742
 Fannie Mae 6.50% 2029                                                                                538                     564
 Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029                                                  1,704                   1,833
 Fannie Mae 7.50% 2029                                                                                180                     193
 Fannie Mae 7.50% 2029                                                                                147                     158
 Fannie Mae 7.00% 2030                                                                                395                     420
 Fannie Mae 7.50% 2030                                                                                458                     491
 Fannie Mae 6.50% 2031                                                                              2,270                   2,383
 Fannie Mae 6.50% 2031                                                                              1,603                   1,683
 Fannie Mae 6.50% 2031                                                                                773                     813
 Fannie Mae 6.50% 2031                                                                                245                     258
 Fannie Mae 7.00% 2031                                                                                856                     909
 Fannie Mae 7.50% 2031                                                                              1,181                   1,266
 Fannie Mae 7.50% 2031                                                                                143                     153
 Fannie Mae, Series 2001-20, Class E, 9.594% 2031(2)                                                  274                     307
 Fannie Mae, Series 2001-20, Class C, 12.018% 2031(2)                                                 326                     384
 Fannie Mae 6.50% 2032                                                                             13,967                  14,660
 Fannie Mae 6.50% 2032                                                                              9,362                   9,826
 Fannie Mae 7.00% 2032                                                                                568                     603
 Fannie Mae 3.811% 2033(2)                                                                          5,874                   5,858
 Fannie Mae 5.00% 2033                                                                              6,099                   6,067
 Fannie Mae 5.50% 2033                                                                            110,529                 112,339
 Fannie Mae 6.50% 2034                                                                             13,919                  14,609
 Fannie Mae 6.00% 2035                                                                            193,388                 199,884
 Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037                                             19,200                  19,099
 Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                16,593                  17,502
 Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                   5,443                   5,807
 Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                  12,352                  13,203
 CS First Boston Mortgage Securities Corp., Series 2002-FL2, Class A-2,
     2.76% 2010(1),(2)                                                                              5,616                   5,610
 CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1,
     7.50% 2032                                                                                     5,268                   5,395
 CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1,
     7.50% 2032                                                                                       469                     481
 CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class II-A-2,
     3.996% 2033(2)                                                                                 6,800                   6,776
 CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2,
     4.334% 2033(2)                                                                                 2,556                   2,575
 CS First Boston Mortgage Securities Corp., Series 2003-AR28, Class II-A-1,
     4.542% 2033(2)                                                                                 5,859                   5,874
 CS First Boston Mortgage Securities Corp., Series 2003-23, Class V-A-1,
     6.00% 2033                                                                                    15,139                  15,518
 CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1,
     6.50% 2033                                                                                    25,536                  26,533
 CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1,
     7.00% 2033                                                                                     7,034                   7,309
 CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class VII-A-2,
     4.612% 2034(2)                                                                                30,514                  30,567
 CS First Boston Mortgage Securities Corp., Series 2004-AR7, Class II-A-1,
     4.889% 2034(2)                                                                                 4,530                   4,552
 CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2,
     5.935% 2034                                                                                   13,000                  13,276
 CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1,
     6.00% 2034                                                                                    22,402                  22,983
 CS First Boston Mortgage Securities Corp., Series 2004-3, Class IV-A-1,
     6.00% 2034                                                                                     1,672                   1,719
 CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3,
     6.238% 2034                                                                                    9,000                   9,575
 CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1,
     4.106% 2035                                                                                    1,817                   1,818
 CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3,
     6.38% 2035                                                                                    53,915                  59,293
 CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-2,
     6.103% 2036                                                                                   19,939                  21,190
 CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1,
     3.883% 2037                                                                                   12,500                  12,491
 CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1,
     4.637% 2037                                                                                    3,640                   3,695
 CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4,
     4.283% 2039                                                                                   20,600                  20,357
 CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D,
     7.841% 2041(2)                                                                                 5,250                   5,984
 WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A,
     5.50% 2019                                                                                     2,341                   2,372
 WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7,
     3.842% 2033(2)                                                                                44,451                  43,727
 WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A,
     4.03% 2033(2)                                                                                  9,175                   9,084
 WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7,
     4.208% 2033(2)                                                                                 8,795                   8,826
 WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1,
     4.362% 2033(2)                                                                                31,415                  31,431
 WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A,
     4.229% 2034(2)                                                                                 3,457                   3,429
 WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A,
     4.669% 2034(2)                                                                                57,949                  57,790
 Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.026% 2033(2)                                43,852                  43,445
 Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.139% 2033(2)                               19,026                  18,900
 Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.135% 2033(2)                               9,424                   9,433
 Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.334% 2034(2)                                 23,224                  23,140
 Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.052% 2034(2)                               7,301                   7,311
 Bear Stearns ARM Trust, Series 2004-9, Class I-2-A-3, 5.077% 2034(2)                               7,191                   7,273
 Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.173% 2034(2)                                 6,970                   7,033
 Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2,
     6.39% 2030                                                                                    44,550                  48,176
 Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2,
     6.56% 2030                                                                                    14,588                  15,675
 Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1,
     7.543% 2032                                                                                   17,635                  18,985
 Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-1,
     7.656% 2032                                                                                    7,664                   7,683
 Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2,
     7.757% 2032                                                                                   18,350                  21,092
 CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.492% 2033(2)                     6,789                   6,742
 CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.784% 2033(2)                        19,723                  19,647
 CHL Mortgage Pass-Through Trust, Series 2004-7, Class 2-A-1, 4.123% 2034(2)                        8,458                   8,390
 CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.734% 2034(2)                        27,067                  27,182
 CHL Mortgage Pass-Through Trust, Series 2004-12, Class 12-A-1, 4.889% 2034(2)                     13,418                  13,515
 CHL Mortgage Pass-Through Trust, Series 2004-12, Class 13-A-1, 4.928% 2034(2)                     12,233                  12,334
 CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.26% 2034(2)                        9,535                   9,649
 Realkredit Danmark A/S, Series 23D, 5.00% 2035                                                DKr503,768                  92,283
 Merrill Lynch Mortgage Investors, Inc., Series 1995-C2, Class D, 7.545% 2021(2)                     $219                     225
 Merrill Lynch Mortgage Investors, Inc., Series 2003-A6, Class II-A,
     4.265% 2033(2)                                                                                 7,420                   7,391
 Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A,
     4.61% 2033(2)                                                                                 26,549                  26,652
 Merrill Lynch Mortgage Investors, Inc., Series 2004-A4, Class A-1,
     4.298% 2034(2)                                                                                10,539                  10,439
 Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1,
     4.67% 2034(2)                                                                                 44,762                  44,736
 Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1,
     6.34% 2030                                                                                     3,959                   4,111
 Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X,
     interest only, 0.263% 2031(2)                                                                254,080                   3,964
 Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X,
     interest only, 1.034% 2031(1),(2)                                                            156,166                   6,696
 Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2,
     7.32% 2032                                                                                    16,480                  18,817
 Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1,
     3.97% 2035                                                                                    38,640                  38,611
 Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1,
     3.688% 2041                                                                                    5,000                   4,994
 Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4,
     4.521% 2041                                                                                   10,000                   9,986
 Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1,
     3.734% 2033(2)                                                                                36,637                  36,138
 Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1,
     4.088% 2033(2)                                                                                10,433                  10,439
 Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1,
     4.183% 2033(2)                                                                                 7,945                   7,907
 Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1,
     4.54% 2033(2)                                                                                 16,314                  16,301
 Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                   56,200                  62,394
 Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 3.078% 2016(1),(2)                     26,135                  26,270
 Morgan Stanley Capital I, Inc., Series 1998-WF2, Class A-1, 6.34% 2030                               956                     960
 Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                            17,000                  18,310
 Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-1, 6.12% 2031                            5,766                   5,945
 Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031                           10,000                  10,862
 Government National Mortgage Assn. 7.50% 2007                                                         59                      62
 Government National Mortgage Assn. 6.50% 2008                                                        274                     292
 Government National Mortgage Assn. 6.50% 2008                                                         76                      81
 Government National Mortgage Assn. 7.50% 2008                                                         84                      87
 Government National Mortgage Assn. 7.50% 2008                                                         81                      84
 Government National Mortgage Assn. 7.50% 2008                                                         70                      73
 Government National Mortgage Assn. 7.50% 2008                                                         50                      52
 Government National Mortgage Assn. 7.50% 2008                                                         26                      27
 Government National Mortgage Assn. 6.50% 2009                                                        112                     120
 Government National Mortgage Assn. 7.50% 2009                                                        106                     113
 Government National Mortgage Assn. 7.50% 2009                                                         88                      94
 Government National Mortgage Assn. 7.50% 2009                                                         84                      88
 Government National Mortgage Assn. 7.50% 2009                                                         81                      87
 Government National Mortgage Assn. 7.50% 2009                                                         71                      74
 Government National Mortgage Assn. 7.50% 2009                                                         62                      64
 Government National Mortgage Assn. 7.50% 2009                                                         59                      63
 Government National Mortgage Assn. 9.00% 2009                                                        932                     989
 Government National Mortgage Assn. 9.50% 2009                                                        947                   1,017
 Government National Mortgage Assn. 9.50% 2009                                                         72                      77
 Government National Mortgage Assn. 9.00% 2016                                                        176                     195
 Government National Mortgage Assn. 8.00% 2017                                                         45                      49
 Government National Mortgage Assn. 9.00% 2017                                                         54                      59
 Government National Mortgage Assn. 9.00% 2019                                                        201                     224
 Government National Mortgage Assn. 9.50% 2019                                                        300                     335
 Government National Mortgage Assn. 8.50% 2020                                                         97                     107
 Government National Mortgage Assn. 8.50% 2020                                                         49                      54
 Government National Mortgage Assn. 9.00% 2020                                                        154                     171
 Government National Mortgage Assn. 9.50% 2020                                                        141                     158
 Government National Mortgage Assn. 10.00% 2020                                                     1,142                   1,308
 Government National Mortgage Assn. 7.50% 2021                                                         97                     104
 Government National Mortgage Assn. 7.50% 2021                                                         13                      14
 Government National Mortgage Assn. 8.50% 2021                                                        413                     454
 Government National Mortgage Assn. 8.50% 2021                                                        255                     280
 Government National Mortgage Assn. 8.50% 2021                                                        134                     147
 Government National Mortgage Assn. 8.50% 2021                                                         52                      57
 Government National Mortgage Assn. 9.00% 2021                                                         72                      80
 Government National Mortgage Assn. 9.00% 2021                                                         47                      52
 Government National Mortgage Assn. 10.00% 2021                                                     2,739                   3,113
 Government National Mortgage Assn. 7.00% 2022                                                        174                     185
 Government National Mortgage Assn. 7.00% 2022                                                        108                     116
 Government National Mortgage Assn. 7.00% 2022                                                         48                      51
 Government National Mortgage Assn. 7.50% 2022                                                        130                     140
 Government National Mortgage Assn. 7.50% 2022                                                         84                      90
 Government National Mortgage Assn. 7.50% 2022                                                         63                      68
 Government National Mortgage Assn. 7.50% 2022                                                         63                      68
 Government National Mortgage Assn. 7.50% 2022                                                         52                      56
 Government National Mortgage Assn. 7.50% 2022                                                         44                      48
 Government National Mortgage Assn. 8.00% 2022                                                        356                     387
 Government National Mortgage Assn. 9.00% 2022                                                         78                      87
 Government National Mortgage Assn. 7.00% 2023                                                        411                     440
 Government National Mortgage Assn. 7.50% 2023                                                        698                     754
 Government National Mortgage Assn. 7.50% 2023                                                        413                     446
 Government National Mortgage Assn. 7.50% 2023                                                        142                     153
 Government National Mortgage Assn. 7.50% 2023                                                        139                     150
 Government National Mortgage Assn. 7.50% 2023                                                        131                     141
 Government National Mortgage Assn. 7.50% 2023                                                        106                     115
 Government National Mortgage Assn. 7.50% 2023                                                        104                     113
 Government National Mortgage Assn. 7.50% 2023                                                         92                     100
 Government National Mortgage Assn. 7.50% 2023                                                         86                      93
 Government National Mortgage Assn. 7.50% 2023                                                         69                      74
 Government National Mortgage Assn. 7.50% 2023                                                         62                      67
 Government National Mortgage Assn. 7.50% 2023                                                         59                      64
 Government National Mortgage Assn. 7.50% 2023                                                         48                      52
 Government National Mortgage Assn. 7.50% 2023                                                         46                      50
 Government National Mortgage Assn. 7.50% 2023                                                         45                      48
 Government National Mortgage Assn. 7.50% 2023                                                         43                      47
 Government National Mortgage Assn. 7.50% 2023                                                         38                      41
 Government National Mortgage Assn. 7.50% 2023                                                         35                      38
 Government National Mortgage Assn. 7.50% 2023                                                         33                      36
 Government National Mortgage Assn. 7.50% 2023                                                         31                      34
 Government National Mortgage Assn. 7.50% 2023                                                         30                      33
 Government National Mortgage Assn. 7.50% 2023                                                         30                      32
 Government National Mortgage Assn. 7.50% 2023                                                         29                      31
 Government National Mortgage Assn. 7.50% 2023                                                         22                      24
 Government National Mortgage Assn. 7.50% 2023                                                          8                       8
 Government National Mortgage Assn. 8.00% 2023                                                      1,332                   1,450
 Government National Mortgage Assn. 8.00% 2023                                                        796                     866
 Government National Mortgage Assn. 8.00% 2023                                                        112                     122
 Government National Mortgage Assn. 8.00% 2023                                                         65                      71
 Government National Mortgage Assn. 8.00% 2023                                                         50                      54
 Government National Mortgage Assn. 8.00% 2023                                                         32                      35
 Government National Mortgage Assn. 8.00% 2023                                                         30                      33
 Government National Mortgage Assn. 8.00% 2023                                                         15                      17
 Government National Mortgage Assn. 8.50% 2023                                                         49                      54
 Government National Mortgage Assn. 7.00% 2024                                                      3,423                   3,664
 Government National Mortgage Assn. 7.00% 2024                                                      2,978                   3,188
 Government National Mortgage Assn. 7.50% 2024                                                        341                     370
 Government National Mortgage Assn. 7.50% 2024                                                        277                     301
 Government National Mortgage Assn. 7.50% 2024                                                        122                     133
 Government National Mortgage Assn. 7.50% 2024                                                         88                      96
 Government National Mortgage Assn. 7.50% 2024                                                         69                      74
 Government National Mortgage Assn. 7.50% 2024                                                         68                      74
 Government National Mortgage Assn. 7.50% 2024                                                         64                      69
 Government National Mortgage Assn. 7.50% 2024                                                         59                      64
 Government National Mortgage Assn. 7.50% 2024                                                         55                      60
 Government National Mortgage Assn. 7.50% 2024                                                         46                      50
 Government National Mortgage Assn. 7.50% 2024                                                         36                      39
 Government National Mortgage Assn. 7.50% 2024                                                         35                      37
 Government National Mortgage Assn. 7.50% 2024                                                         25                      27
 Government National Mortgage Assn. 8.00% 2024                                                         23                      26
 Government National Mortgage Assn. 8.50% 2024                                                         52                      57
 Government National Mortgage Assn. 8.50% 2024                                                         28                      31
 Government National Mortgage Assn. 7.00% 2025                                                      2,692                   2,882
 Government National Mortgage Assn. 7.00% 2025                                                      1,157                   1,239
 Government National Mortgage Assn. 7.00% 2026                                                      1,035                   1,110
 Government National Mortgage Assn. 7.00% 2026                                                      1,022                   1,096
 Government National Mortgage Assn. 7.00% 2026                                                        288                     309
 Government National Mortgage Assn. 8.00% 2026                                                         78                      85
 Government National Mortgage Assn. 8.00% 2026                                                         63                      69
 Government National Mortgage Assn. 8.00% 2026                                                         34                      37
 Government National Mortgage Assn. 7.50% 2027                                                         91                      98
 Government National Mortgage Assn. 8.50% 2027                                                         47                      51
 Government National Mortgage Assn. 6.50% 2028                                                        899                     953
 Government National Mortgage Assn. 7.00% 2028                                                      2,994                   3,202
 Government National Mortgage Assn. 7.00% 2028                                                        678                     726
 Government National Mortgage Assn. 7.50% 2028                                                         71                      77
 Government National Mortgage Assn. 7.50% 2028                                                         65                      71
 Government National Mortgage Assn. 7.50% 2028                                                         24                      26
 Government National Mortgage Assn. 7.50% 2028                                                         20                      22
 Government National Mortgage Assn. 7.50% 2028                                                         18                      20
 Government National Mortgage Assn. 7.50% 2028                                                         17                      18
 Government National Mortgage Assn. 7.50% 2028                                                         16                      17
 Government National Mortgage Assn. 8.50% 2028                                                         63                      69
 Government National Mortgage Assn. 8.50% 2028                                                         26                      28
 Government National Mortgage Assn. 7.00% 2029                                                      1,956                   2,089
 Government National Mortgage Assn. 7.00% 2029                                                      1,590                   1,698
 Government National Mortgage Assn. 7.00% 2029                                                      1,203                   1,287
 Government National Mortgage Assn. 7.00% 2029                                                        705                     754
 Government National Mortgage Assn. 7.00% 2029                                                        650                     695
 Government National Mortgage Assn. 7.50% 2029                                                        125                     136
 Government National Mortgage Assn. 8.00% 2029                                                        359                     391
 Government National Mortgage Assn. 8.50% 2029                                                         45                      50
 Government National Mortgage Assn. 7.50% 2030                                                        998                   1,076
 Government National Mortgage Assn. 8.00% 2030                                                      1,532                   1,670
 Government National Mortgage Assn. 8.00% 2030                                                      1,200                   1,307
 Government National Mortgage Assn. 8.00% 2030                                                      1,140                   1,242
 Government National Mortgage Assn. 8.00% 2030                                                        844                     920
 Government National Mortgage Assn. 8.00% 2030                                                        403                     439
 Government National Mortgage Assn. 8.00% 2030                                                        352                     383
 Government National Mortgage Assn. 8.00% 2030                                                         49                      54
 Government National Mortgage Assn. 7.00% 2031                                                      1,053                   1,123
 Government National Mortgage Assn. 7.00% 2031                                                        689                     735
 Government National Mortgage Assn. 7.50% 2032                                                      2,376                   2,564
 L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(1)                                        42,486                  46,103
 Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1,
     6.341% 2033(1)                                                                                 4,857                   5,116
 Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2,
     6.592% 2033                                                                                   17,250                  19,075
 Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3,
     6.428% 2035                                                                                   16,420                  18,094
 GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.207% 2030(2)                          31,076                  33,385
 GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.207% 2030(2)                           3,750                   4,083
 Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-1,
     4.59% 2034                                                                                     5,695                   5,755
 Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3,
     6.16% 2035                                                                                    17,468                  18,840
 Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1,
     3.98% 2036                                                                                     9,229                   9,152
 Morgan Stanley Dean Witter Capital I Trust, Series 2002-IQ3, Class A-1,
     3.48% 2037                                                                                     3,661                   3,647
 GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3,
     6.869% 2029                                                                                   16,354                  17,312
 GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class D, 6.997% 2029                    8,300                   8,949
 GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class C, 6.50% 2035                     9,000                   9,752
 Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.718% 2034(2)                           35,470                  35,956
 Commercial Mortgage Trust, Series 2000-FL3A, Class D, 3.733% 2012(1),(2)                          13,776                  12,131
 Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038                               20,000                  19,212
 Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
     Series 1999-1, Class A-2, 7.439% 2031                                                          5,000                   5,658
 Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
     Series 1999-1, Class B, 7.619% 2031                                                           17,125                  19,545
 Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
     Series 1999-1, Class C, 7.625% 2031                                                            5,000                   5,700
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                           427                     450
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033                        17,590                  19,583
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038                          3,775                   3,955
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038                          2,500                   2,733
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.551% 2027(1),(2)                    11,445                  12,192
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.748% 2027(1),(2)                     3,949                   4,134
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.892% 2028(1),(2)                     2,630                   2,777
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033(2)                       3,651                   3,621
Bank of America, NA and First Union National Bank Commercial Mortgage Trust,
     Series 2001-3, Class A-1,  4.89% 2037                                                         19,775                  20,234
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034(1)                                        19,986                  19,903
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C,
     6.746% 2031                                                                                   18,000                  19,734
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1,
     7.739% 2032                                                                                   14,061                  15,268
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1,
     5.673% 2033                                                                                    4,151                   4,371
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-6, 5.50% 2034                        18,703                  18,912
MASTR Asset Securitization Trust, Series 2004-10, Class 1-A-1, 4.50% 2019                          14,585                  14,556
MASTR Asset Securitization Trust, Series 2003-2, Class 3-A-13, 5.75% 2033                           2,750                   2,776
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                            14,500                  16,845
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1,
     Class A-1, 3.972% 2039                                                                        16,892                  16,776
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011(1)                             15,321                  15,694
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II,
     4.361% 2034(2)                                                                                14,787                  14,660
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class A-1A, 6.14% 2031                              2,408                   2,414
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                             10,000                  10,853
Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034(2)                   11,662                  11,597
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031                             10,000                  10,687
Hypothekenbank in Essen AG 5.25% 2008                                                       Euro    6,000                   8,703
Rheinische Hypothekenbank Eurobond 4.25% 2008                                                       5,000                   7,089
PNC Mortgage Securities Corp., Series 1998-10, Class 1-B1, 6.50% 2028                              $6,342                   6,334
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032                     5,000                   4,961
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015(1)                                   5,000                   4,953
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC2, Class II-A,
     5.00% 2034                                                                                     4,786                   4,757
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                               4,158                   4,310
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 4.997% 2040(1),(2)                         3,814                   3,661
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
     Series 1998-C2, Class A-1, 6.28% 2035                                                          2,525                   2,542
Travelers Mortgage Securities Corp., Series 1, Class Z-2, 12.00% 2014                                 951                     963
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027(1)                                   850                     901
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027                         783                     782
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A-1, 5.80% 2030                           293                     295
Commercial Mortgage Acceptance Corp., Series 1998-C1, Class A-1, 6.23% 2031                           322                     323
First Boston Mortgage Securities Corp., Series D, interest only, 10.965% 2017                         174                      43
First Boston Mortgage Securities Corp., Series D, principal only, 0% 2017                             174                     157
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                        182                     184
Nationsbanc Montgomery Funding Corp., Series 1998-5, Class A-1, 6.00% 2013                            107                     107
                                                                                                                        3,124,468

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 13.40%
U.S. Treasury Obligations 1.125% 2005                                                                  10                      10
U.S. Treasury Obligations 5.75% 2005                                                              111,000                 113,862
U.S. Treasury Obligations 5.875% 2005                                                              20,000                  20,534
U.S. Treasury Obligations 6.75% 2005                                                              213,245                 216,527
U.S. Treasury Obligations 5.625% 2006                                                              17,560                  18,105
U.S. Treasury Obligations 6.875% 2006                                                             281,990                 296,904
U.S. Treasury Obligations 3.00% 2007                                                               70,500                  70,071
U.S. Treasury Obligations 3.25% 2007                                                               18,645                  18,676
U.S. Treasury Obligations 3.375% 2007(11)                                                         156,611                 165,893
U.S. Treasury Obligations 4.375% 2007                                                              32,500                  33,401
U.S. Treasury Obligations 6.125% 2007                                                              25,000                  26,836
U.S. Treasury Obligations 6.25% 2007                                                               43,885                  46,707
U.S. Treasury Obligations 6.625% 2007                                                              40,000                  43,150
U.S. Treasury Obligations 2.625% 2008                                                              20,000                  19,552
U.S. Treasury Obligations 3.625% 2008(11)                                                         124,878                 136,099
U.S. Treasury Obligations 4.75% 2008                                                               40,000                  41,894
U.S. Treasury Obligations 5.625% 2008                                                              40,000                  42,903
U.S. Treasury Obligations 3.875% 2009(11)                                                          73,321                  82,202
U.S. Treasury Obligations Principal Strip 0% 2009                                                   1,250                   1,061
U.S. Treasury Obligations 10.00% 2010                                                               5,000                   5,134
U.S. Treasury Obligations 3.50% 2011(11)                                                           54,833                  62,290
U.S. Treasury Obligations 5.00% 2011                                                               25,000                  26,601
U.S. Treasury Obligations Principal Strip 0% 2011                                                  10,495                   8,062
U.S. Treasury Obligations 3.00% 2012(11)                                                            2,723                   3,040
U.S. Treasury Obligations 10.375% 2012                                                             24,500                  29,231
U.S. Treasury Obligations 12.00% 2013                                                              10,000                  12,900
U.S. Treasury Obligations 4.00% 2014                                                                4,000                   3,944
U.S. Treasury Obligations 11.250% 2015                                                             70,000                 110,009
U.S. Treasury Obligations 9.250% 2016                                                              40,000                  57,094
U.S. Treasury Obligations 8.875% 2017                                                              20,000                  28,328
U.S. Treasury Obligations Principal Strip 0% 2018                                                  24,120                  12,713
U.S. Treasury Obligations 7.875% 2021                                                              10,500                  14,175
U.S. Treasury Obligations 6.875% 2025                                                             263,250                 331,324
U.S. Treasury Obligations 5.25% 2028                                                               77,165                  80,770
U.S. Treasury Obligations 3.875% 2029(11)                                                           5,968                   8,204
U.S. Treasury Obligations Principal Strip 0% 2029                                                   7,500                   2,159
U.S. Treasury Obligations 6.25% 2030                                                                6,460                   7,715
Fannie Mae 7.00% 2005                                                                              90,000                  92,057
Fannie Mae 6.25% 2011                                                                              29,250                  32,089
Fannie Mae 5.25% 2012                                                                              20,000                  20,775
Fannie Mae 7.25% 2030                                                                              23,750                  30,287
Federal Home Loan Bank 2.00% 2006                                                                  67,775                  66,941
Federal Home Loan Bank 2.375% 2006                                                                 62,695                  62,123
Federal Home Loan Bank 4.50% 2012                                                                  31,500                  31,864
Freddie Mac 4.25% 2005                                                                             27,250                  27,445
Freddie Mac 1.875% 2006                                                                             8,780                   8,667
Freddie Mac 6.625% 2009                                                                            10,000                  11,173
Freddie Mac 4.75% 2012                                                                             20,000                  19,974
Freddie Mac 6.25% 2012                                                                             15,000                  15,698
Freddie Mac 6.75% 2031                                                                             22,650                  27,438
U.S. Government-Guaranteed Certificates of Participation, Overseas Private
     Investment Corp., Series 2000-044-A, 3.74% 2015(3)                                            12,430                  12,258
                                                                                                                        2,656,869

NON-U.S. GOVERNMENT BONDS & NOTES -- 5.63%
German Government 5.00% 2005                                                                Euro   55,270                  76,110
German Government 4.50% 2006                                                                       41,920                  58,657
German Government 4.50% 2009                                                                       55,000                  79,189
German Government 6.25% 2030                                                                       43,630                  77,020
Japanese Government 0.50% 2007                                                             (Y)  2,266,150                  22,242
Japanese Government 0.90% 2008                                                                 11,030,000                 109,442
Japanese Government 0.50% 2013                                                                  7,890,800                  72,347
United Mexican States Government Global 4.625% 2008                                               $11,000                  11,151
United Mexican States Government Global 10.375% 2009                                               14,500                  17,763
United Mexican States Government, Series MI10, 8.00% 2013                                     MXP 171,200                  13,770
United Mexican States Government Global 11.375% 2016                                              $18,658                  27,586
United Mexican States Government, Series M20, 8.00% 2023                                      MXP 303,800                  21,477
United Mexican States Government Global 8.30% 2031                                                 $8,220                   9,654
United Mexican States Government Global 7.50% 2033                                                  3,750                   4,059
Canadian Government 4.25% 2026(11)                                                              C$ 67,142                  78,027
Korean Government 4.50% 2008                                                               KRW 70,438,000                  70,840
Swedish Government 5.00% 2009                                                                 SKr 105,000                  16,888
Swedish Government 5.25% 2011                                                                     311,885                  51,254
Polish Government 8.50% 2006                                                                   PLZ 72,000                  24,387
Polish Government 6.00% 2010                                                                      116,750                  38,798
Russian Federation 8.25% 2010                                                                     $21,580                  23,993
Russian Federation 8.25% 2010(1)                                                                    3,300                   3,669
Russian Federation 5.00% 2030(2)                                                                   26,300                  27,221
Russian Federation 5.00% 2030(1),(2)                                                                  145                     150
United Kingdom 8.50% 2005                                                                  Pound    4,295                   8,538
United Kingdom 5.00% 2008                                                                           6,960                  13,551
United Kingdom 6.00% 2028                                                                           1,800                   4,230
United Kingdom 4.25% 2032                                                                          10,190                  19,006
Italian Government BTPS Eurobond 6.00% 2007                                                 Euro   16,204                  23,935
French Government O.A.T. Eurobond Strip Principal 0% 2019                                         $14,000                  10,452
French Government O.A.T. Eurobond 5.50% 2029                                                        7,610                  12,261
New South Wales Treasury Corp. 8.00% 2008                                                      A$  26,000                  21,834
State of Qatar 9.75% 2030                                                                         $12,220                  17,780
Banque Centrale de Tunisie 4.75% 2011                                                      Euro     3,000                   4,189
Banque Centrale de Tunisie 7.375% 2012                                                             $6,250                   7,172
Corporacion Andina de Fomento 6.875% 2012                                                           5,895                   6,636
Panama (Republic of) Global 10.75% 2020                                                               210                     274
Panama (Republic of) Global 9.375% 2023                                                             3,837                   4,451
Panama (Republic of) Global 8.875% 2027                                                               250                     276
Panama (Republic of) Global 9.375% 2029                                                               675                     797
Bulgaria (Republic of) 8.25% 2015                                                                   4,000                   5,040
Hungarian Government 8.50% 2006                                                               HUF 500,000                   2,762
Hungarian Government 6.25% 2008                                                                   300,000                   1,570
Peru (Republic of) 9.125% 2012                                                                       $432                     505
Peru (Republic of) 8.375% 2016                                                                      2,500                   2,813
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017(2)                                           383                     369
Brazil (Federal Republic of), Bearer 8.00% 2014(12)                                                   681                     697
Brazil (Federal Republic of) Global 8.875% 2024                                                     1,375                   1,430
Brazil (Federal Republic of) Global 12.25% 2030                                                       425                     563
Brazil (Federal Republic of) Global 11.00% 2040                                                       610                     725
New Zealand Government 4.50% 2016(11)                                                           NZ$ 3,553                   2,792
Dominican Republic 9.50% 2006(1)                                                                   $2,135                   2,015
Guatemala (Republic of) 10.25% 2011(1)                                                              1,000                   1,184
Venezuela (Republic of) 9.25% 2027                                                                    915                     968
El Salvador (Republic of) 7.625% 2034(1)                                                              750                     776
Turkey (Republic of) 12.375% 2009                                                                     500                     630
Argentina (Republic of), Series E, 0% 2003(13)                                                      1,000                     260
Argentina (Republic of) Global 15.50% 2008(13)                                                        725                     243
Argentina (Republic of) Global 11.75% 2009(13)                                                         60                      21
Argentina (Republic of) Global 12.25% 2018(12),(13)                                                    80                      26
Argentina (Republic of) Global 12.00% 2031(12),(13)                                                    53                      18
                                                                                                                        1,116,483

ASSET-BACKED OBLIGATIONS(3) -- 5.60%
CWABS, Inc., Series 2004-15, Class AF-2, 3.775% 2024                                               10,000                   9,994
CWABS, Inc., Series 2004-15, Class AF-4, 4.614% 2032                                               15,000                  14,958
CWABS, Inc., Series 2004-15, Class 2-AV-2, 2.69% 2034(2)                                           30,000                  30,000
CWABS, Inc., Series 2004-12, Class 2-AV-2, 2.698% 2033(2)                                          26,750                  26,766
CWABS, Inc., Series 2004-10, Class AF-6, 4.485% 2034                                               16,000                  15,798
Residential Asset Mortgage Products Trust, Series 2004-RZ1, Class A-I-2,
     2.34% 2027                                                                                    19,000                  18,735
Residential Asset Mortgage Products Trust, Series 2003-RS1, Class A-I-3,
     3.495% 2028                                                                                       51                      51
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2,
     3.052% 2029                                                                                    1,550                   1,531
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4,
     AMBAC insured, 4.767% 2032                                                                    10,000                  10,033
Residential Asset Mortgage Products Trust, Series 2004-RZ3, Class A-I-4,
     4.572% 2033                                                                                    6,038                   5,977
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7,
     4.79% 2033(2)                                                                                 10,000                  10,044
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7,
     4.828% 2033                                                                                    9,000                   9,025
Residential Asset Mortgage Products Trust, Series 2004-RS10, Class A-I-6,
     4.55% 2034                                                                                    26,100                  25,727
Metris Master Trust, Series 2000-1, Class A, 2.71% 2008(2)                                         41,100                  41,129
Metris Master Trust, Series 2000-3, Class A, 2.67% 2009(2)                                          3,500                   3,495
Metris Master Trust, Series 2001-2, Class A, 2.73% 2009(2)                                         23,000                  22,957
Residential Asset Securities Corp. Trust, Series 2002-KS4, Class A-1-3,
     AMBAC insured, 4.59% 2026                                                                         80                      80
Residential Asset Securities Corp. Trust, Series 2003-KS2, Class A-I-3,
     2.66% 2028                                                                                    16,236                  16,168
Residential Asset Securities Corp. Trust, Series 1999-KS3, Class A-I-7,
     AMBAC insured, 7.505% 2030                                                                     3,034                   3,115
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6,
     5.96% 2031                                                                                    24,400                  25,037
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-I-2,
     2.64% 2035(2)                                                                                 20,000                  19,986
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured,
     2.89% 2009(1)                                                                                 25,539                  25,256
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured,
     3.50% 2009(1)                                                                                  2,096                   2,104
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured,
     3.52% 2009(1)                                                                                  1,105                   1,102
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured,
     3.87% 2010(1)                                                                                  7,141                   7,150
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured,
     3.86% 2011(1)                                                                                 27,600                  27,747
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028                               39,935                  40,291
Green Tree Financial Corp., Series 1993-2, Class B, 8.00% 2018                                      2,156                   2,036
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025(7)                                 4,192                   1,048
Green Tree Financial Corp., Series 1995-8, Class B-2, 7.65% 2026(7)                                 7,046                      88
Green Tree Financial Corp., Series 1995-6, Class B-2, 8.00% 2026(7)                                 2,383                     119
Green Tree Financial Corp., Series 1996-6, Class B-2, 8.35% 2027(7)                                 6,984                      35
Green Tree Financial Corp., Series 1996-5, Class B-2, 8.45% 2027(7)                                 4,489                      22
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028                                   5,487                   5,855
Green Tree Financial Corp., Series 1997-8, Class B-2, 7.75% 2028(7)                                 2,139                      11
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029                                   10,913                  11,707
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D,
     7.25% 2029(4)                                                                                  8,337                   7,086
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029(7)                                 3,432                      17
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030(7)                                 9,019                       -
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 4.153% 2033(2)                    4,500                   4,581
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2,
     5.16% 2033                                                                                     2,117                   2,131
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-3,
     5.79% 2033                                                                                     5,000                   5,093
Vanderbilt Mortgage and Finance, Inc., Series 2002-B, Class A-3, 4.70% 2018                         5,100                   5,122
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024                         7,660                   8,094
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024                     10,250                  10,596
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026                        5,000                   5,454
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030                        6,889                   7,721
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032                         1,500                   1,569
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-3-A,
     MBIA insured, 2.37% 2007                                                                      17,000                  16,984
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-4-A,
     MBIA insured, 3.10% 2009                                                                       2,000                   1,991
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured,
     3.55% 2009                                                                                     4,000                   4,016
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4,
     FSA insured, 3.48% 2010                                                                       15,500                  15,524
MMCA Auto Owner Trust, Series 2001-2, Class B, 5.75% 2007                                           1,620                   1,633
MMCA Auto Owner Trust, Series 2001-3, Class B, 3.353% 2008(2)                                       4,880                   4,876
MMCA Auto Owner Trust, Series 2002-4, Class B, 3.82% 2009                                           3,933                   3,935
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                        24,221                  24,324
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                    15,000                  15,063
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011                                       4,722                   4,669
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011                                    12,000                  11,837
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class A-4, 2.898% 2034(2)                     22,757                  22,769
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021                            10,000                  10,491
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027                             8,290                   8,794
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032                             3,000                   3,274
First Investors Auto Owners Trust, Series 2002-A, Class A, MBIA insured,
     3.46% 2008(1)                                                                                  1,931                   1,932
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured,
     2.58% 2011(1)                                                                                 20,649                  20,473
Morgan Stanley Capital I, Inc., Series 2004-NC3, Class M-1, 2.948% 2034(2)                         20,000                  20,013
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 3.23% 2031(2)                       5,000                   5,005
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured,
     5.25% 2034                                                                                    11,000                  11,236
New Century Home Equity Loan Trust, Series 2004-A, Class M-II, FGIC insured,
     5.65% 2034                                                                                     3,000                   3,048
Consumer Credit Reference Index Securities Program Trust, Series 2002-1A,
     Class A, 4.521% 2007(1),(2)                                                                   10,158                  10,288
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A,
     Class FX, 10.421% 2007(1)                                                                      8,250                   8,624
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009                             17,000                  17,510
Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                              17,425                  17,396
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                   16,000                  16,098
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                 15,000                  15,969
Drive Auto Receivables Trust, Series 2004-A, Class A-2, XLCA insured,
     1.638% 2006(1)                                                                                 8,369                   8,323
Drive Auto Receivables Trust, Series 2003-1, Class A-3, MBIA insured,
     2.41% 2007(1)                                                                                  5,000                   4,971
Drive Auto Receivables Trust, Series 2001-2, Class A, MBIA insured, 3.91% 2007(1)                   2,288                   2,301
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009                                 14,250                  15,247
CNL Funding, Series 2000-AA, Class A-2, MBIA Insured, 8.044% 2017(1)                               13,800                  15,197
Impac CMB Grantor Trust, Series 2004-6, Class M-4, 3.568% 2034(2)                                   9,742                   9,830
Impac CMB Trust, Series 2004-10, Class 1-A-2, FGIC insured, 2.768% 2035(2)                          4,978                   4,979
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured,
     2.524% 2008(1)                                                                                 7,642                   7,626
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured,
     3.493% 2010(1)                                                                                 5,584                   5,552
Banco Itau SA, Series 2002, XLCA insured, 2.78% 2007(1),(2)                                        12,509                  12,415
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007(1)                        12,000                  11,897
Triad Automobile Receivables Trust, Series 2002-1, Class A-3, AMBAC insured,
     3.00% 2009(1)                                                                                  7,976                   7,979
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured,
     2.62% 2007                                                                                     3,899                   3,900
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011(1)                     10,000                  10,683
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-1, 2.87% 2013                    5,698                   5,657
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035                    2,500                   2,465
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035                    2,000                   1,949
Capital One Auto Finance Trust, Series 2004-B, Class A-3, MBIA insured,
     2.96% 2009                                                                                    10,000                   9,923
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured,
     2.41% 2010(1)                                                                                  9,905                   9,855
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2004-C,
     Class II-A-2, 2.66% 2035(2)                                                                    5,500                   5,500
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A,
     Class AF-6, 6.537% 2030                                                                        3,907                   3,922
California Infrastructure and Economic Development Bank, Special Purpose Trust,
     SCE-1, Series 1997-1, Class A-6, 6.38% 2008                                                    2,292                   2,364
California Infrastructure and Economic Development Bank, Special Purpose Trust,
     PG&E-1, Series 1997-1, Class A-7, 6.42% 2008                                                   6,788                   6,997
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-2FX,
     4.685% 2012(1)                                                                                 2,146                   2,154
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX,
     6.298% 2012(1)                                                                                 6,830                   6,844
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022(1)                      8,988                   8,651
Home Equity Asset Trust, Series 2004-2, Class M-1, 2.948% 2034(2)                                   1,000                   1,001
Home Equity Asset Trust, Series 2004-7, Class M-1, 3.038% 2035(2)                                   7,500                   7,539
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B,
     3.103% 2010(1),(2)                                                                             8,000                   8,060
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4,
     Class A-2-B, 2.73% 2035(2)                                                                     7,450                   7,452
MBNA Master Credit Card Trust II, Series 1999-B, Class A, 5.90% 2011                                3,000                   3,236
MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011                                3,750                   4,055
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3,
     4.35% 2014                                                                                     4,788                   4,737
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4,
     5.27% 2018                                                                                     2,456                   2,461
Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class I-A-2,
     2.718% 2033(2)                                                                                 7,125                   7,125
First USA Credit Card Master Trust, Series 1997-4, Class C, 3.41% 2010(1),(2)                       6,630                   6,655
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured,
     3.995% 2010(1)                                                                                 6,357                   6,363
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020(1)                                6,076                   6,289
CitiFinancial Mortgage Securities Inc., Series 2003-1, Class AF-2, 2.948% 2033                      5,733                   5,728
Popular ABS Mortgage Pass Through Trust,  Series 2004-4, Class AF-4, 4.628% 2034                    5,650                   5,656
Harley-Davidson Motorcycle Trust, Series 2001-3, Class B, 3.72% 2009                                  579                     581
Harley-Davidson Motorcycle Trust, Series 2001-3, Class A-2, 4.04% 2009                              3,117                   3,129
Harley-Davidson Motorcycle Trust, Series 2002-2, Class B, 2.84% 2010                                1,862                   1,844
Continental Auto Receivables Owner Trust, Series 2000-B, Class CTFS,
     MBIA insured, 7.11% 2007(1)                                                                    5,261                   5,271
Chase Manhattan Auto Owner Trust, Series 2002-B, 4.24% 2009                                         4,931                   4,973
West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008                                         4,500                   4,889
Hyundai Auto Receivables Trust, Series 2001-A, Class C, 5.57% 2006(1)                               2,380                   2,389
Hyundai Auto Receivables Trust, Series 2002-A, Class C, 3.91% 2009(1)                               2,000                   2,007
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured,
     3.03% 2010                                                                                     4,337                   4,342
Chase Funding Trust, Series 2003-1, Class IA-3, 3.14% 2023                                          2,303                   2,301
Chase Funding Trust, Series 1999-3, Class IIM-1, 3.068% 2029(2)                                     1,556                   1,558
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured,
     2.29% 2009(1)                                                                                  3,571                   3,532
NextCard Credit Card Master Note Trust, Series 2000-1, Class B,
     3.203% 2006(1),(2)                                                                             3,393                   3,405
Advanta Mortgage Loan Trust, Series 1999-2, Class A-6, AMBAC insured, 6.82% 2029                    2,771                   2,845
SLM Private Credit Student Loan Trust, Series 2003-10, 5.15% 2039(1)                       Pound    1,160                   2,242
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured,
     3.58% 2008(1)                                                                                 $1,446                   1,448
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured,
     2.84% 2009(1)                                                                                    766                     765
NPF XII, Inc., Series 1999-3, Class B, 2.389% 2003(1),(2),(4),(6)                                   3,000                      30
NPF XII, Inc., Series 2001-1A, Class A, 1.989% 2004(1),(2),(4),(6)                                  7,000                     656
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007(1),(4),(7)                                       16,000                   1,500
Chevy Chase Auto Receivables Trust, Series 2001-2, Class A-4, 4.44% 2007                            2,114                   2,125
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 3.168% 2032(2)                            2,000                   1,998
CIT Equipment Collateral, Series 2002-VT1, Class B, 3.97% 2009                                      1,162                   1,159
Capital One Master Trust, Series 2002-1A, Class B, 3.003% 2011(2)                                   1,000                   1,012
World Omni Auto Receivables Trust, Series 2001-B, Class B, 4.14% 2008                                 640                     644
                                                                                                                        1,110,596

MUNICIPALS -- 1.55%
State of California, Golden State Tobacco Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, Series 2003-A1, 5.00% 2021                                      8,055                   8,131
State of California, Golden State Tobacco Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                     64,975                  65,076
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003, 4.375% 2019                                                   6,000                   5,987
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003, 6.125% 2024                                                  27,290                  27,014
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2002, 5.75% 2032                                                   31,360                  29,965
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, 6.125% 2027                                                    40,110                  40,059
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025                                        29,321                  28,175
State of California, Department of Water Resources, Power Supply Revenue Bonds,
     Series 2002-E, 3.975% 2005                                                                    14,450                  14,503
State of California, Department of Water Resources, Power Supply Revenue Bonds,
     Series 2002-E, 4.33% 2006                                                                     13,320                  13,458
State of Louisianna, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025                                        24,095                  23,748
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds
     (San Diego Unified Port District-South Bay Plant Acquisition), Series 1999,
     6.63% 2009(1),(3)                                                                             10,744                  11,177
Los Angeles County Metropolitan Transportation Authority, General Revenue
     Refunding Bonds (Workers' Compensation Funding Program), Series 2003,
     AMBAC insured, 3.83% 2008                                                                      5,000                   5,002
Los Angeles County Metropolitan Transportation Authority, General Revenue
     Refunding Bonds (Workers' Compensation Funding Program), Series 2003,
     AMBAC insured, 4.56% 2010                                                                      5,000                   5,072
State of Louisianna, Tobacco Settlement Authority, Asset-backed Bonds,
     Series 2001-B, 5.50% 2030                                                                     10,000                   9,370
State of South Carolina, Tobacco Settlement Revenue Management Authority,
     Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022                               6,410                   6,345
State of South Carolina, Piedmont Municipal Power Agency, Electric Revenue
     Bonds, Refunding Series 2004-A-1, 3.60% 2006                                                   5,000                   4,984
State of New York, Dormitory Authority, City University System Consolidated
     Third General Resolution Revenue Bonds, Series 2003-2, 2.38% 2005                              4,500                   4,489
State of New York, Housing Finance Agency, State Personal Income Tax Revenue
     Bonds (Economic Development and Housing), Series B, 2.88% 2007                                 2,000                   1,973
State of New York, Housing Finance Agency, State Personal Income Tax Revenue
     Bonds (Economic Development and Housing), Series B, 3.09% 2007                                 2,200                   2,167
                                                                                                                          306,695

TOTAL BONDS & NOTES (cost: $17,016,321,000)                                                                           $17,805,976




                                                                                                Shares or
CONVERTIBLE SECURITIES -- 0.97%                                                          Principal amount


CONSUMER DISCRETIONARY -- 0.34%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010                         Euro 25,975,000                  36,060
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust
     preferred 2032                                                                               351,600                  18,561
General Motors Corp., Series B, 5.25% convertible senior debentures 2032                      $13,125,000                  12,112
                                                                                                                           66,733

TELECOMMUNICATION SERVICES -- 0.28%
Hellenic Exchangeable Finance SCA 2.00% exchangeable bonds 2005                           Euro 22,000,000                  32,829
American Tower Corp. 5.00% convertible debentures 2010                                        $21,000,000                  21,210
Dobson Communications Corp., Series F, 6.00% convertible preferred(1),(4)                          15,400                     986
                                                                                                                           55,025

INFORMATION TECHNOLOGY -- 0.16%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                              $14,700,000                  13,377
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                              $12,000,000                  11,640
Celestica Inc. 0% convertible debentures 2020                                                 $14,000,000                   7,805
                                                                                                                           32,822

UTILITIES -- 0.09%
AES Trust VII 6.00% convertible preferred 2008                                                    351,450                  17,080


INDUSTRIALS -- 0.08%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031(1)                                 180,000                  16,447


FINANCIALS -- 0.02%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008                         70,400                   3,602


TOTAL CONVERTIBLE SECURITIES (cost: $138,215,000)                                                                         191,709




WARRANTS -- 0.00%                                                                                  Shares


TELECOMMUNICATION SERVICES -- 0.00%
XO Communications, Inc., Series A, warrants, expire 2010(8)                                        11,372                       8
XO Communications, Inc., Series B, warrants, expire 2010(8)                                         8,529                       4
XO Communications, Inc., Series C, warrants, expire 2010(8)                                         8,529                       4
                                                                                                                               16

INDUSTRIALS -- 0.00%
Protection One, Inc., warrants, expire 2005(1),(4),(8)                                             54,400                    $  1


TOTAL WARRANTS (cost: $190,000)                                                                                                17



PREFERRED STOCKS -- 3.94%


FINANCIALS -- 3.91%
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual
     preferred (undated)(1),(2)                                                                85,750,000                 106,951
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual
     preferred (undated)(1),(2)                                                                32,000,000                  49,692
HSBC Capital Funding LP 8.03% noncumulative preferred (undated)(2)                             20,000,000                  34,136
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred
     (undated)(1),(2)                                                                          93,375,000                 109,317
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred
     (undated)(1),(2)                                                                          57,500,000                  65,176
Fannie Mae, Series O, 7.00% preferred 2007(1),(8)                                               1,314,000                  73,584
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
     securities(1)                                                                              1,670,000                  45,299
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual
     preferred capital securities(1)                                                              230,000                   6,296
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816% (undated)                 18,000,000                  18,722
RBS Capital Trust I noncumulative trust preferred 4.709% (undated)(2)                          18,550,000                  18,102
Royal Bank of Scotland Group PLC 6.625% (undated)(2)                                            4,700,000                   7,211
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated)(1),(2)                21,750,000                  24,058
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated)(1),(2)                15,000,000                  18,506
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred
     (undated)(1),(2)                                                                          34,850,000                  40,763
ING Capital Funding Trust III 8.439% noncumulative preferred (undated)(2)                      29,750,000                  35,663
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                      1,200,000                  33,360
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (undated)(1),(2)                  26,721,000                  30,808
ACE Ltd., Series C, 7.80% preferred depositary shares                                             680,000                  18,054
Standard Chartered Capital Trust I 8.16% (undated)(2)                                          10,000,000                  16,299
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference
     shares (undated)(1),(2)                                                                   11,250,000                  13,025
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up
     premium rate                                                                                 112,500                   5,850
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative
     step-up premium rate                                                                          50,000                   5,275
                                                                                                                          776,147

TELECOMMUNICATION SERVICES -- 0.03%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009(4)                           11,704                   5,267
XO Communications, Inc. 14.00% preferred 2009(8),(12)                                                  24                       -
                                                                                                                            5,267

CONSUMER STAPLES -- 0.00%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred 2039                                 18,500                     443


CONSUMER DISCRETIONARY -- 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009(8)                                  50,565                      63


INFORMATION TECHNOLOGY -- 0.00%
ZiLOG, Inc. - MOD III Inc., units(4),(14)                                                           1,447                       0


TOTAL PREFERRED STOCKS (cost: $664,844,000)                                                                               781,920

                                                                                                                     Market value
COMMON STOCKS -- 0.51%                                                                             Shares                   (000)


TELECOMMUNICATION SERVICES -- 0.36%
NTELOS Inc.(1),(4),(8),(14)                                                                     1,623,569               $  59,341
AirGate PCS, Inc.(1),(8)                                                                          148,128                   5,273
Dobson Communications Corp., Class A(1),(8)                                                     2,432,959                   4,185
VersaTel Telecom International NV(8)                                                              779,280                   2,248
XO Communications, Inc.(8)                                                                          5,685                      17
                                                                                                                           71,064

FINANCIALS -- 0.08%
Beverly Hills Bancorp Inc.(14)                                                                  1,601,967                  16,180


INFORMATION TECHNOLOGY -- 0.04%
ZiLOG, Inc.(8),(14)                                                                               879,000                   7,032


INDUSTRIALS -- 0.03%
DigitalGlobe, Inc.(1),(4),(8)                                                                   3,984,039                   3,984
Delta Air Lines, Inc.(1),(4),(8)                                                                  312,961                   1,990
                                                                                                                            5,974

HEALTH CARE -- 0.00%
Clarent Hospital Corp.(4),(8),(14)                                                                331,291                     166


TOTAL COMMON STOCKS (cost: $102,168,000)                                                                                  100,416





                                                                                         Principal amount
SHORT-TERM SECURITIES -- 4.55%                                                                      (000)


Proctor & Gamble Co. 2.08%-2.35% due 1/21-3/9/2005(1),(15)                                      $ 133,000                 132,692
CAFCO, LLC 2.05%-2.32% due 1/21-2/10/2005(1)                                                      130,000                 129,696
SBC Communications Inc. 2.22%-2.34% due 1/24-2/15/2005(1),(15)                                     90,500                  90,281
U.S. Treasury Bills 1.705%-2.045% due 1/6-3/10/2005(15)                                            80,200                  79,933
Clipper Receivables Co., LLC 2.31%-2.35% due 1/28-2/11/2005(1),(15)                                65,000                  64,836
Three Pillars Funding, LLC 2.03%-2.39% due 1/7-3/10/2005(1),(15)                                   55,295                  55,187
Coca-Cola Co. 2.15%-2.20% due 1/25-1/27/2005(15)                                                   53,800                  53,715
Gannett Co. 2.20%-2.26% due 1/19/2005(1)                                                           51,000                  50,939
American Express Credit Corp. 2.15% due 1/5/2005                                                   50,000                  49,985
Pfizer Inc 2.23% due 2/2/2005(1)                                                                   31,900                  31,835
Federal Home Loan Bank 2.21% due 2/4/2005(15)                                                      28,400                  28,339
Abbott Laboratories Inc. 2.18% due 1/20/2005(1)                                                    26,200                  26,168
BellSouth Corp. 2.30% due 2/7/2005(1)                                                              24,800                  24,740
Variable Funding Capital Corp. 2.25% due 1/24/2005(1),(15)                                         20,000                  19,970
General Electric Capital Corp. 2.20% due 1/3/2005                                                  18,100                  18,097
Hershey Foods Corp. 2.26% due 2/2/2005(1)                                                          12,600                  12,574
NetJets Inc. 1.95% due 1/11/2005(1)                                                                12,500                  12,492
3M Co. 1.97% due 1/18/2005(15)                                                                     10,000                   9,989
Caterpillar Inc. 2.28% due 1/18/2005(1)                                                            10,000                   9,989
Triple-A One Funding Corp. 2.08% due 1/7/2005(1)                                                    1,087                   1,087


TOTAL SHORT-TERM SECURITIES (cost: $902,570,000)                                                                          902,544


TOTAL INVESTMENT SECURITIES (cost: $18,824,308,000)                                                                   $19,782,582

OTHER ASSETS LESS LIABILITIES                                                                                              46,826

NET ASSETS                                                                                                            $19,829,408


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $3,738,854,000, which represented 18.86% of the net assets of the fund.
(2) Coupon rate may change periodically.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Valued under fair value procedures adopted by authority of the Board of Directors.
(5) Step bond; coupon rate will increase at a later date.
(6) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(7) Company not making scheduled interest payments; bankruptcy proceedings pending.
(8) Security did not produce income during the last 12 months.
(9) Purchased as a unit; issue was separated but reattached for reporting purposes.
(10) This unit also contains 999,000 par of Drax Group Ltd., Class A-3, 10.0375% 2020 and 999,000 shares of Drax Group Ltd. common stock.
(11) Index-linked bond whose principal amount moves with a government retail price index.
(12) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(13) Scheduled interest or principal payments not made; reorganization pending.
(14) Represents an affiliated company as defined under the Investment Company Act of 1940.
(15) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.



See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at December 31, 2004                          (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $18,749,079)                                            $19,699,863
  Affiliated issuers (cost: $75,229)                                                       82,719               $19,782,582
 Cash                                                                                                                15,052
 Receivables for:
  Sales of investments                                                                     11,299
  Sales of fund's shares                                                                   57,572
  Open forward currency contracts                                                              47
  Dividends and interest                                                                  234,363                   303,281
                                                                                                                 20,100,915
LIABILITIES:
 Payables for:
  Purchases of investments                                                                218,948
  Repurchases of fund's shares                                                             33,460
  Open forward currency contracts                                                           5,986
  Closed forward currency contracts                                                         1,793
  Investment advisory services                                                              3,880
  Services provided by affiliates                                                           6,762
  Deferred Directors' compensation                                                            318
  Other fees and expenses                                                                     360                   271,507
NET ASSETS AT DECEMBER 31, 2004                                                                                 $19,829,408

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                     $19,415,819
 Undistributed net investment income                                                                                 24,684
 Accumulated net realized loss                                                                                     (565,902)
 Net unrealized appreciation                                                                                        954,807
NET ASSETS AT DECEMBER 31, 2004                                                                                 $19,829,408

Total authorized capital stock - 2,500,000 shares, $.001 par value (1,452,899 total shares outstanding)

                                                                                                                Net asset value
                                                                    Net assets        Shares outstanding          per share (1)

Class A                                                            $15,822,324                 1,159,300                 $13.65
Class B                                                              1,394,158                   102,150                  13.65
Class C                                                              1,123,060                    82,286                  13.65
Class F                                                                486,539                    35,649                  13.65
Class 529-A                                                            187,358                    13,728                  13.65
Class 529-B                                                             49,440                     3,622                  13.65
Class 529-C                                                             86,163                     6,313                  13.65
Class 529-E                                                             10,715                       785                  13.65
Class 529-F                                                              4,222                       309                  13.65
Class R-1                                                               10,452                       766                  13.65
Class R-2                                                              237,846                    17,427                  13.65
Class R-3                                                              212,754                    15,589                  13.65
Class R-4                                                               76,932                     5,637                  13.65
Class R-5                                                              127,445                     9,338                  13.65

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $14.18 for each.


See Notes to Financial Statements


STATEMENT OF OPERATIONS
for the year ended December 31, 2004                    (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest (net of non-U.S. withholding
            tax of $402)                                                                         $922,486
  Dividends (includes $1,260 from affiliates)                                                      15,008             $937,494

 Fees and expenses:
  Investment advisory services                                                                     45,595
  Distribution services                                                                            64,185
  Transfer agent services                                                                          19,054
  Administrative services                                                                           5,310
  Reports to shareholders                                                                             904
  Registration statement and prospectus                                                               762
  Postage, stationery and supplies                                                                  1,934
  Directors' compensation                                                                             143
  Auditing and legal                                                                                  183
  Custodian                                                                                           648
  State and local taxes                                                                               157
  Other                                                                                               107
  Total expenses before reimbursement/waiver                                                      138,982
   Reimbursement/waiver of expenses                                                                 1,534              137,448
 Net investment income                                                                                                 800,046

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments (including $2,120 net loss from affiliates)                                         212,803
  Non-U.S. currency transactions                                                                  (21,034)             191,769
 Net unrealized appreciation (depreciation) on:
  Investments                                                                                      33,845
  Non-U.S. currency translations                                                                     (956)              32,889
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                               224,658
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                    $1,024,704

See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                                      Year ended December 31
                                                                                                     2004                 2003
OPERATIONS:
 Net investment income                                                                           $800,046             $804,752
 Net realized gain on investments and
  non-U.S. currency transactions                                                                  191,769               10,312
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                                32,889              983,905
  Net increase in net assets
   resulting from operations                                                                    1,024,704            1,798,969

DIVIDENDS PAID TO
 SHAREHOLDERS FROM NET INVESTMENT INCOME                                                         (822,839)            (836,446)

CAPITAL SHARE TRANSACTIONS                                                                      2,677,089            1,487,583

TOTAL INCREASE IN NET ASSETS                                                                    2,878,954            2,450,106

NET ASSETS:
 Beginning of year                                                                             16,950,454           14,500,348
 End of year (including undistributed net investment income and distributions
  in excess of net investment income: $24,684 and $2,806, respectively)                       $19,829,408          $16,950,454

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 3.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

CollegeAmerica is a registered trademark of the Virginia College
Savings Plan./SM/

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

          MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on investments and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of December 31, 2004, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $18,885,300,000.

During the year ended December 31, 2004, the fund reclassified $50,303,000 from undistributed net realized gains to undistributed net investment income and reclassified $20,000 from undistributed net investment income to additional paid-in capital to align financial reporting with tax reporting.

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and currency gains                                                       $30,203
Short-term and long-term capital loss deferrals                                                             (514,781)
Gross unrealized appreciation on investment securities                                                     1,039,952
Gross unrealized depreciation on investment securities                                                      (142,670)
Net unrealized appreciation on investment securities                                                         897,282

Undistributed net investment income and currency gains above include currency losses of $7,763,000 that were realized during the period November 1, 2003 through December 31, 2003. Short-term capital loss deferrals above include capital loss carryforwards of $243,982,000, $254,538,000 and $16,261,000 expiring in 2011, 2010 and 2009, respectively. These numbers reflect the utilization of a capital loss carryforward of $108,272,000. The remaining capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the year ended December 31, 2004, the fund realized, on a tax basis, a net capital gain of $134,335,000, which was offset by capital losses of $26,063,000 that were realized during the period November 1, 2003 through December 31, 2003.

Ordinary income distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):


Ordinary income distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

Share class                                                       Year ended December 31, 2004       Year ended December 31, 2003
Class A                                                                              $ 683,482                          $ 720,504
Class B                                                                                 51,745                             52,350
Class C                                                                                 37,239                             32,059
Class F                                                                                 17,193                             11,977
Class 529-A                                                                              6,705                              4,034
Class 529-B                                                                              1,568                              1,127
Class 529-C                                                                              2,641                              1,805
Class 529-E                                                                                375                                249
Class 529-F                                                                                135                                 48
Class R-1                                                                                  297                                122
Class R-2                                                                                6,883                              3,030
Class R-3                                                                                6,674                              2,906
Class R-4                                                                                2,053                                605
Class R-5                                                                                5,849                              5,630
Total                                                                                $ 822,839                          $ 836,446

4.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.13% on such assets in excess of $16 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. The Board of Directors approved an amended agreement effective April 1, 2004, continuing the series of rates to include an additional annual rate of 0.12% on daily net assets in excess of $20 billion. During the year ended December 31, 2004, CRMC reduced investment advisory services fees by $788,000. As a result, the fee shown on the accompanying financial statements of $45,595,000, which was equivalent to an annualized rate of 0.252%, was reduced to $44,807,000, or 0.248% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2004, unreimbursed expenses subject to reimbursement totaled $8,519,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the year ended December 31, 2004, CRMC agreed to pay a portion of these fees for classes R-1, R-2 and R-3. For the year ended December 31, 2004, the total fees paid by CRMC were $5,000, $733,000 and $8,000 for Class R-1, Class R-2 and Class R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

          Expenses under the agreements described on the previous page for the year ended December 31, 2004, were as follows (dollars in thousands):


         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $36,668          $17,649        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          13,187           1,405         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          9,700          Included            $1,455              $294            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           936           Included              561                 97            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         216           Included              217                 32                 $145
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         421           Included              63                  24                  42
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         705           Included              106                 32                  70
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E          44           Included              13                  2                    9
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          8            Included               4                  1                    3
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1           77           Included              12                  9             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2         1,330          Included              266               1,206           Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          782           Included              235                218            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4          111           Included              67                  6             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              118                 3             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $64,185          $19,054            $3,117             $1,924                $269
         --------------------------------------------------------------------------------------------------------------


DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $143,000 shown on the accompanying financial statements includes $104,000 in current fees (either paid in cash or deferred) and a net increase of $39,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class                                                                Sales(1)                       Reinvestments of dividends
                                                                    Amount          Shares                  Amount           Shares
Year ended December 31, 2004
Class A                                                        $ 4,113,288         304,709               $ 585,100           43,375
Class B                                                            290,080          21,493                  42,293            3,135
Class C                                                            452,065          33,472                  30,241            2,242
Class F                                                            276,299          20,471                  13,677            1,014
Class 529-A                                                         81,558           6,041                   6,689              496
Class 529-B                                                         15,159           1,123                   1,564              116
Class 529-C                                                         34,537           2,558                   2,635              195
Class 529-E                                                          3,881             287                     374               28
Class 529-F                                                          2,019             150                     135               10
Class R-1                                                            7,762             575                     295               22
Class R-2                                                          163,885          12,152                   6,838              507
Class R-3                                                          149,741          11,099                   6,643              493
Class R-4                                                           70,820           5,252                   2,044              151
Class R-5                                                           39,652           2,956                   3,979              295
Total net increase
   (decrease)                                                  $ 5,700,746         422,338               $ 702,507           52,079

Year ended December 31, 2003
Class A                                                        $ 3,914,006         298,503               $ 606,086           46,021
Class B                                                            447,795          34,182                  41,587            3,155
Class C                                                            439,411          33,447                  25,135            1,906
Class F                                                            247,799          18,925                   9,380              711
Class 529-A                                                         58,345           4,428                   4,025              305
Class 529-B                                                         17,719           1,348                   1,125               85
Class 529-C                                                         29,195           2,219                   1,798              136
Class 529-E                                                          4,019             306                     247               19
Class 529-F                                                          1,906             145                      48                3
Class R-1                                                            5,828             442                     121                9
Class R-2                                                          113,952           8,680                   3,007              227
Class R-3                                                           99,210           7,575                   2,884              218
Class R-4                                                           19,077           1,446                     604               46
Class R-5                                                           49,613           3,802                   3,594              272
Total net increase
   (decrease)                                                  $ 5,447,875         415,448               $ 699,641           53,113




Share class                                                             Repurchases(1)                            Net increase
                                                                    Amount          Shares                  Amount           Shares
Year ended December 31, 2004
Class A                                                       $ (3,028,423)       (224,803)            $ 1,669,965          123,281
Class B                                                           (226,378)        (16,819)                105,995            7,809
Class C                                                           (218,016)        (16,201)                264,290           19,513
Class F                                                           (100,016)         (7,438)                189,960           14,047
Class 529-A                                                        (12,466)           (925)                 75,781            5,612
Class 529-B                                                         (3,056)           (228)                 13,667            1,011
Class 529-C                                                         (8,033)           (597)                 29,139            2,156
Class 529-E                                                           (721)            (54)                  3,534              261
Class 529-F                                                           (119)             (9)                  2,035              151
Class R-1                                                           (2,382)           (176)                  5,675              421
Class R-2                                                          (46,485)         (3,445)                124,238            9,214
Class R-3                                                          (41,099)         (3,048)                115,285            8,544
Class R-4                                                          (15,251)         (1,131)                 57,613            4,272
Class R-5                                                          (23,719)         (1,764)                 19,912            1,487
Total net increase
   (decrease)                                                 $ (3,726,164)       (276,638)            $ 2,677,089          197,779

Year ended December 31, 2003
Class A                                                       $ (3,944,314)       (300,701)              $ 575,778           43,823
Class B                                                           (222,252)        (16,906)                267,130           20,431
Class C                                                           (213,329)        (16,240)                251,217           19,113
Class F                                                           (159,243)        (12,222)                 97,936            7,414
Class 529-A                                                         (7,496)           (567)                 54,874            4,166
Class 529-B                                                         (1,780)           (134)                 17,064            1,299
Class 529-C                                                         (5,184)           (392)                 25,809            1,963
Class 529-E                                                           (969)            (74)                  3,297              251
Class 529-F                                                            (38)             (3)                  1,916              145
Class R-1                                                           (2,261)           (172)                  3,688              279
Class R-2                                                          (30,794)         (2,338)                 86,165            6,569
Class R-3                                                          (28,674)         (2,178)                 73,420            5,615
Class R-4                                                          (12,668)           (971)                  7,013              521
Class R-5                                                          (30,931)         (2,348)                 22,276            1,726
Total net increase
   (decrease)                                                 $ (4,659,933)       (355,246)            $ 1,487,583          113,315

(1) Includes exchanges between share classes of the fund.

6.       FORWARD CURRENCY CONTRACTS

As of December 31, 2004, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

                                                                                                            U.S. valuations
Non-U.S.                                                           Contract amount                     at December 31, 2004
currency
contracts                                                                                                            Unrealized
                                                                Non-U.S.         U.S.                Amount      (depreciation)
                                                                                                                   appreciation
                                                                   (000)        (000)                 (000)               (000)
Sales:

 Euros expiring 1/20 to 3/29/2005                          Euro  175,887     $233,602              $238,453            ($4,851)
 Japanese Yen expiring 3/14/2005                           JPY 4,629,127       44,139                45,274             (1,135)
 British pounds expiring 3/9/2005                         Pound    1,920        3,711                 3,664                  47

Forward currency contracts - net                                             $281,452              $287,391            ($5,939)


7.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $9,767,170,000 and $7,824,192,000, respectively, during the year ended December 31, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended December 31, 2004, the custodian fee of $648,000, shown on the accompanying financial statements, included $118,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                                                        Income from investment operations(2)
                                                                                                          Net
                                                                     Net asset                  gains (losses)
                                                                        value,             Net  on securities      Total from
                                                                     beginning      investment (both realized      investment
                                                                     of period          income and unrealized)     operations
Class A:
 Year ended 12/31/2004                                                  $13.51            $.61           $.16            $.77
 Year ended 12/31/2003                                                   12.70             .68            .84            1.52
 Year ended 12/31/2002                                                   12.79             .82           (.08)            .74
 Year ended 12/31/2001                                                   12.79             .93           (.03)            .90
 Year ended 12/31/2000                                                   12.98             .94           (.17)            .77
Class B:
 Year ended 12/31/2004                                                   13.51             .51            .16             .67
 Year ended 12/31/2003                                                   12.70             .58            .84            1.42
 Year ended 12/31/2002                                                   12.79             .72           (.08)            .64
 Year ended 12/31/2001                                                   12.79             .83           (.03)            .80
 Period from 3/15/2000 to 12/31/2000                                     12.92             .62           (.08)            .54
Class C:
 Year ended 12/31/2004                                                   13.51             .50            .16             .66
 Year ended 12/31/2003                                                   12.70             .57            .84            1.41
 Year ended 12/31/2002                                                   12.79             .71           (.08)            .63
 Period from 3/15/2001 to 12/31/2001                                     13.05             .63           (.27)            .36
Class F:
 Year ended 12/31/2004                                                   13.51             .60            .16             .76
 Year ended 12/31/2003                                                   12.70             .67            .84            1.51
 Year ended 12/31/2002                                                   12.79             .81           (.08)            .73
 Period from 3/15/2001 to 12/31/2001                                     13.05             .70           (.27)            .43
Class 529-A:
 Year ended 12/31/2004                                                   13.51             .60            .16             .76
 Year ended 12/31/2003                                                   12.70             .67            .84            1.51
 Period from 2/15/2002 to 12/31/2002                                     12.76             .69           (.04)            .65
Class 529-B:
 Year ended 12/31/2004                                                   13.51             .48            .16             .64
 Year ended 12/31/2003                                                   12.70             .55            .84            1.39
 Period from 2/15/2002 to 12/31/2002                                     12.76             .60           (.04)            .56
Class 529-C:
 Year ended 12/31/2004                                                   13.51             .48            .16             .64
 Year ended 12/31/2003                                                   12.70             .55            .84            1.39
 Period from 2/19/2002 to 12/31/2002                                     12.73             .60           (.02)            .58
Class 529-E:
 Year ended 12/31/2004                                                   13.51             .55            .16             .71
 Year ended 12/31/2003                                                   12.70             .62            .84            1.46
 Period from 3/7/2002 to 12/31/2002                                      12.70             .61            .02             .63
Class 529-F:
 Year ended 12/31/2004                                                   13.51             .59            .16             .75
 Year ended 12/31/2003                                                   12.70             .64            .84            1.48
 Period from 9/26/2002 to 12/31/2002                                     12.31             .19            .40             .59




FINANCIAL HIGHLIGHTS (1)                                           (continued)

                                                                                       Income from investment operations(2)
                                                                                                          Net
                                                                     Net asset                  gains (losses)
                                                                        value,             Net  on securities      Total from
                                                                     beginning      investment (both realized      investment
                                                                     of period          income and unrealized)     operations
Class R-1:
 Year ended 12/31/2004                                                   13.51             .50            .16             .66
 Year ended 12/31/2003                                                   12.70             .57            .84            1.41
 Period from 6/11/2002 to 12/31/2002                                     12.65             .38            .06             .44
Class R-2:
 Year ended 12/31/2004                                                   13.51             .50            .16             .66
 Year ended 12/31/2003                                                   12.70             .57            .84            1.41
 Period from 5/31/2002 to 12/31/2002                                     12.72             .40           (.01)            .39
Class R-3:
 Year ended 12/31/2004                                                   13.51             .55            .16             .71
 Year ended 12/31/2003                                                   12.70             .62            .84            1.46
 Period from 6/4/2002 to 12/31/2002                                      12.73             .42           (.02)            .40
Class R-4:
 Year ended 12/31/2004                                                   13.51             .60            .16             .76
 Year ended 12/31/2003                                                   12.70             .67            .84            1.51
 Period from 5/20/2002 to 12/31/2002                                     12.67             .47            .04             .51
Class R-5:
 Year ended 12/31/2004                                                   13.51             .65            .16             .81
 Year ended 12/31/2003                                                   12.70             .71            .84            1.55
 Period from 5/15/2002 to 12/31/2002                                     12.66             .52            .05             .57




FINANCIAL HIGHLIGHTS (1)



                                                                      Dividends
                                                                      (from net      Net asset                     Net assets,
                                                                     investment     value, end           Total   end of period
                                                                        income)      of period       return(3)   (in millions)
Class A:
 Year ended 12/31/2004                                                   $(.63)         $13.65           5.85%        $15,822
 Year ended 12/31/2003                                                    (.71)          13.51          12.22          13,991
 Year ended 12/31/2002                                                    (.83)          12.70           6.11          12,600
 Year ended 12/31/2001                                                    (.90)          12.79           7.15          11,223
 Year ended 12/31/2000                                                    (.96)          12.79           6.19           9,366
Class B:
 Year ended 12/31/2004                                                    (.53)          13.65           5.07           1,394
 Year ended 12/31/2003                                                    (.61)          13.51          11.38           1,274
 Year ended 12/31/2002                                                    (.73)          12.70           5.28             939
 Year ended 12/31/2001                                                    (.80)          12.79           6.37             471
 Period from 3/15/2000 to 12/31/2000                                      (.67)          12.79           4.33              88
Class C:
 Year ended 12/31/2004                                                    (.52)          13.65           4.99           1,123
 Year ended 12/31/2003                                                    (.60)          13.51          11.29             848
 Year ended 12/31/2002                                                    (.72)          12.70           5.20             554
 Period from 3/15/2001 to 12/31/2001                                      (.62)          12.79           2.83             188
Class F:
 Year ended 12/31/2004                                                    (.62)          13.65           5.80             487
 Year ended 12/31/2003                                                    (.70)          13.51          12.15             292
 Year ended 12/31/2002                                                    (.82)          12.70           6.04             180
 Period from 3/15/2001 to 12/31/2001                                      (.69)          12.79           3.35              76
Class 529-A:
 Year ended 12/31/2004                                                    (.62)          13.65           5.80             187
 Year ended 12/31/2003                                                    (.70)          13.51          12.21             110
 Period from 2/15/2002 to 12/31/2002                                      (.71)          12.70           5.33              50
Class 529-B:
 Year ended 12/31/2004                                                    (.50)          13.65           4.86              49
 Year ended 12/31/2003                                                    (.58)          13.51          11.18              35
 Period from 2/15/2002 to 12/31/2002                                      (.62)          12.70           4.55              17
Class 529-C:
 Year ended 12/31/2004                                                    (.50)          13.65           4.88              86
 Year ended 12/31/2003                                                    (.58)          13.51          11.19              56
 Period from 2/19/2002 to 12/31/2002                                      (.61)          12.70           4.75              28
Class 529-E:
 Year ended 12/31/2004                                                    (.57)          13.65           5.43              11
 Year ended 12/31/2003                                                    (.65)          13.51          11.77               7
 Period from 3/7/2002 to 12/31/2002                                       (.63)          12.70           5.14               3
Class 529-F:
 Year ended 12/31/2004                                                    (.61)          13.65           5.69               4
 Year ended 12/31/2003                                                    (.67)          13.51          11.96               2
 Period from 9/26/2002 to 12/31/2002                                      (.20)          12.70           4.81               - (6)




FINANCIAL HIGHLIGHTS (1)                                           (continued)



                                                                     Dividends
                                                                     (from net       Net asset                     Net assets,
                                                                    investment      value, end          Total   end of period
                                                                        income)      of period         return    (in millions)
Class R-1:
 Year ended 12/31/2004                                                    (.52)          13.65           4.98              11
 Year ended 12/31/2003                                                    (.60)          13.51          11.29               5
 Period from 6/11/2002 to 12/31/2002                                      (.39)          12.70           3.59               1
Class R-2:
 Year ended 12/31/2004                                                    (.52)          13.65           5.02             238
 Year ended 12/31/2003                                                    (.60)          13.51          11.33             111
 Period from 5/31/2002 to 12/31/2002                                      (.41)          12.70           3.23              21
Class R-3:
 Year ended 12/31/2004                                                    (.57)          13.65           5.42             213
 Year ended 12/31/2003                                                    (.65)          13.51          11.76              95
 Period from 6/4/2002 to 12/31/2002                                       (.43)          12.70           3.31              18
Class R-4:
 Year ended 12/31/2004                                                    (.62)          13.65           5.81              77
 Year ended 12/31/2003                                                    (.70)          13.51          12.15              18
 Period from 5/20/2002 to 12/31/2002                                      (.48)          12.70           4.21              11
Class R-5:
 Year ended 12/31/2004                                                    (.67)          13.65           6.14             127
 Year ended 12/31/2003                                                    (.74)          13.51          12.52             106
 Period from 5/15/2002 to 12/31/2002                                      (.53)          12.70           4.66              78




FINANCIAL HIGHLIGHTS (1)


                                                            Ratio of expenses      Ratio of expenses
                                                                   to average             to average          Ratio of
                                                                   net assets             net assets        net income
                                                        before reimbursement/   after reimbursement/        to average
                                                                      waiver              waiver (4)        net assets
Class A:
 Year ended 12/31/2004                                                   .65%                   .65%              4.54%
 Year ended 12/31/2003                                                   .67                    .67               5.15
 Year ended 12/31/2002                                                   .71                    .71               6.59
 Year ended 12/31/2001                                                   .71                    .71               7.17
 Year ended 12/31/2000                                                   .72                    .72               7.35
Class B:
 Year ended 12/31/2004                                                  1.39                   1.38               3.80
 Year ended 12/31/2003                                                  1.41                   1.41               4.37
 Year ended 12/31/2002                                                  1.47                   1.47               5.77
 Year ended 12/31/2001                                                  1.45                   1.45               6.30
 Period from 3/15/2000 to 12/31/2000                                    1.42  (5)              1.42 (5)           6.65  (5)
Class C:
 Year ended 12/31/2004                                                  1.46                   1.45               3.71
 Year ended 12/31/2003                                                  1.49                   1.49               4.26
 Year ended 12/31/2002                                                  1.55                   1.55               5.66
 Period from 3/15/2001 to 12/31/2001                                    1.57  (5)              1.57 (5)           6.25  (5)
Class F:
 Year ended 12/31/2004                                                   .70                    .69               4.46
 Year ended 12/31/2003                                                   .72                    .72               5.02
 Year ended 12/31/2002                                                   .77                    .77               6.44
 Period from 3/15/2001 to 12/31/2001                                     .79  (5)               .79 (5)           7.03  (5)
Class 529-A:
 Year ended 12/31/2004                                                   .70                    .70               4.48
 Year ended 12/31/2003                                                   .68                    .68               5.05
 Period from 2/15/2002 to 12/31/2002                                     .75  (5)               .75 (5)           6.46  (5)
Class 529-B:
 Year ended 12/31/2004                                                  1.59                   1.58               3.60
 Year ended 12/31/2003                                                  1.61                   1.61               4.13
 Period from 2/15/2002 to 12/31/2002                                    1.64  (5)              1.64 (5)           5.57  (5)
Class 529-C:
 Year ended 12/31/2004                                                  1.57                   1.57               3.61
 Year ended 12/31/2003                                                  1.59                   1.59               4.15
 Period from 2/19/2002 to 12/31/2002                                    1.63  (5)              1.63 (5)           5.58  (5)
Class 529-E:
 Year ended 12/31/2004                                                  1.05                   1.05               4.13
 Year ended 12/31/2003                                                  1.06                   1.06               4.68
 Period from 3/7/2002 to 12/31/2002                                     1.13  (5)              1.13 (5)           6.06  (5)
Class 529-F:
 Year ended 12/31/2004                                                   .80                    .80               4.36
 Year ended 12/31/2003                                                   .82                    .82               4.72
 Period from 9/26/2002 to 12/31/2002                                     .30                    .30               1.51




FINANCIAL HIGHLIGHTS (1)                                            (continued)


                                                            Ratio of expenses     Ratio of expenses
                                                                   to average            to average           Ratio of
                                                                   net assets            net assets         net income
                                                        before reimbursement/  after reimbursement/         to average
                                                                      waiver             waiver (4)         net assets
Class R-1:
 Year ended 12/31/2004                                                  1.55                   1.47               3.70
 Year ended 12/31/2003                                                  1.65                   1.49               4.13
 Period from 6/11/2002 to 12/31/2002                                    2.53  (5)              1.52 (5)           5.55  (5)
Class R-2:
 Year ended 12/31/2004                                                  1.85                   1.43               3.73
 Year ended 12/31/2003                                                  1.94                   1.46               4.20
 Period from 5/31/2002 to 12/31/2002                                    1.67  (5)              1.48 (5)           5.56  (5)
Class R-3:
 Year ended 12/31/2004                                                  1.06                   1.05               4.12
 Year ended 12/31/2003                                                  1.12                   1.07               4.59
 Period from 6/4/2002 to 12/31/2002                                     1.20  (5)              1.10 (5)           5.95  (5)
Class R-4:
 Year ended 12/31/2004                                                   .68                    .68               4.48
 Year ended 12/31/2003                                                   .72                    .72               5.05
 Period from 5/20/2002 to 12/31/2002                                     .77  (5)               .74 (5)           6.20  (5)
Class R-5:
 Year ended 12/31/2004                                                   .37                    .37               4.81
 Year ended 12/31/2003                                                   .40                    .40               5.39
 Period from 5/15/2002 to 12/31/2002                                     .42  (5)               .42 (5)           6.75  (5)


                                                                                    Year ended December 31
                                                               2004           2003            2002           2001             2000

Portfolio turnover rate for all classes of shares               45%            60%             50%            64%              62%

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Annualized.
(6) Amount less than $1 million.

See Notes to Financial Statements


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of The Bond Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America, Inc. (the "Fund"), including the investment portfolio, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bond Fund of America, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
February 10, 2005
Costa Mesa, CA





TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund's fiscal year ending December 31, 2004.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. The fund designates $7,338,000 of the dividends paid by the fund as qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. The fund designates $7,337,000 of dividends received as qualified dividend income.

For state tax purposes, certain states may exempt from income taxation that portion of the income dividends paid by the fund that were derived from direct U.S. government obligations. The fund designates $89,073,000 as interest derived on direct U.S. government obligations.

INDIVIDUAL SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WAS MAILED IN JANUARY 2005 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2004 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.